UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2016

Date of reporting period:	1/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS | MUTUAL FUNDS

TARGET INTERNATIONAL EQUITY PORTFOLIO

SEMIANNUAL REPORT • JANUARY 31, 2016

Objective

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Portfolio’s securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual Funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo, the Rock symbol and Target Portfolio Trust are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2016

Dear Shareholder:

We hope you find the semiannual report for the Target International Equity Portfolio informative and useful. The report covers performance for the six-month period that ended January 31, 2016.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you stay informed of important developments and assist you in creating a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks.

Thank you for your continued confidence.

Sincerely,

Stuart S. Parker, President

Target International Equity Portfolio

Target International Equity Portfolio	1

Your Portfolio’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns as of 1/31/16
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class Q	–12.36%	–4.12%	N/A	N/A	5.95% (3/1/11)
Class R	–12.63	–4.68	5.07%	N/A	11.21 (8/22/06)
Class T	–12.42	–4.25	7.62	25.61%	—
MSCI EAFE ND Index	–14.58	–8.43	8.18	17.81
Lipper Customized Blend Funds Average*	–13.39	–8.16	6.28	17.00
Lipper International Multi-Cap Core Funds Average*	–13.05	–7.78	7.67	17.25

Average Annual Total Returns as of 12/31/15
		One Year	Five Years	Ten Years	Since Inception
Class Q		1.87%	N/A	N/A	2.44% (3/1/11)
Class R		1.20	2.68%	N/A	1.78 (8/22/06)
Class T		1.74	3.19	3.60%	—
MSCI EAFE ND Index		–0.81	3.60	3.03
Lipper Customized Blend Funds Average*		–2.04	2.75	2.75
Lipper International Multi-Cap Core Funds Average*		–1.66	2.99	2.75

*The Portfolio is compared to the Lipper Customized Blend Funds Performance Universe, although Lipper classifies the portfolio in the Lipper International Multi-Cap Core Funds Performance Universe. The Lipper Customized Blend Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for fund performance comparisons.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class Q	Class R	Class T
Maximum initial sales charge	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	None	.75% (.50% currently)	None

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements of developed country markets in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed. The MSCI EAFE ND Index reflects the impact of the maximum withholding taxes on reinvested dividends. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 1/31/16 are 4.73% and 9.39% for Class R shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 12/31/15 are 2.54% and 1.78% for Class R shares.

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average is a 50/50 blend of the Lipper International Multi-Cap Core Funds and Lipper International Large-Cap Core Funds Averages. The cumulative total returns for the Average measured from the month-end closest to the inception date for Class Q shares through 1/31/16 are 3.38% and 9.56% for Class R shares. The average annual total returns for the Lipper Customized Blend Funds Average measured from the month-end closest to the inception date for Class Q shares through 12/31/15 are 1.89% and 1.54% for Class R shares.

Lipper International Multi-Cap Core Funds Average

Lipper International Multi-Cap Core funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the MSCI EAFE Index. The cumulative total returns for the Average measured from the month-end closest to the inception date for Class Q shares through 1/31/16 are 4.69% and 10.15% for Class R shares. The average annual total returns for the Average measured from the month-end closest to the inception date for Class Q shares through 12/31/15 are 2.15% and 1.57% for Class R shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Target International Equity Portfolio	3

Fees and Expenses (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Portfolio expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2015, at the beginning of the period, and held through the six-month period ended January 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Portfolio’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Portfolio, that

4	Visit our website at www.prudentialfunds.com

you own. You should consider the additional fees that were charged to your Portfolio account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target International Equity Portfolio		Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class Q	Actual	$1,000.00	$ 876.40	0.80%	$3.77
	Hypothetical	$1,000.00	$1,021.11	0.80%	$4.06

Class R	Actual	$1,000.00	$ 873.70	1.43%	$6.74
	Hypothetical	$1,000.00	$1,017.95	1.43%	$7.25

Class T	Actual	$1,000.00	$ 875.80	0.93%	$4.39
	Hypothetical	$1,000.00	$1,020.46	0.93%	$4.72

*Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending July 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

The Portfolio’s annualized expense ratios for the six-month period ended January 31, 2016, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
Q	0.80%	0.80%
R	1.68	1.43
T	0.93	0.93

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Portfolio expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Target International Equity Portfolio	5

Portfolio of Investments

as of January 31, 2016 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.8%

COMMON STOCKS

Australia 4.2%
Ansell Ltd.	113,268	$1,627,856
Arrium Ltd.*	1,291,400	61,155
Asaleo Care Ltd.	634,400	705,321
Ausdrill Ltd.	166,700	27,726
Australia & New Zealand Banking Group Ltd.	62,700	1,088,408
Bank of Queensland Ltd.	165,969	1,554,681
Bendigo & Adelaide Bank Ltd.	126,800	975,397
BHP Billiton PLC	125,151	1,215,240
Bradken Ltd.*	227,100	71,320
Caltex Australia Ltd.	151,186	4,043,092
Challenger Ltd.	248,800	1,416,018
Downer EDI Ltd.	288,000	644,791
Harvey Norman Holdings Ltd.	365,000	1,163,895
LendLease Group	178,100	1,663,110
Metcash Ltd.*(a)	637,800	800,886
Mineral Resources Ltd.(a)	75,100	200,708
National Australia Bank Ltd.	58,968	1,171,458
Orica Ltd.	97,200	990,554
Pacific Brands Ltd.*	305,400	175,906
Primary Health Care Ltd.	260,000	458,218
Qantas Airways Ltd.*	488,749	1,359,116
Seven Group Holdings Ltd.(a)	171,300	580,478
Seven West Media Ltd.	882,400	525,544

		22,520,878

Austria 0.7%
OMV AG	53,800	1,384,823
UNIQA Insurance Group AG	170,519	1,078,724
Voestalpine AG	40,400	1,062,477

		3,526,024

Belgium 2.4%
AGFA-Gevaert NV*	102,600	437,872
Anheuser-Busch InBev NV	57,953	7,288,509
Delhaize Group	25,400	2,665,971
Fagron	38,700	288,723
KBC Groep NV	39,229	2,248,077

		12,929,152

See Notes to Financial Statements.

Target International Equity Portfolio	7

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Brazil 0.3%
BB Seguridade Participacoes SA	248,900	$1,439,336

Canada 1.0%
Encana Corp.	53,850	236,403
MacDonald, Dettwiler & Associates Ltd.	39,700	2,466,904
National Bank of Canada	86,800	2,476,548

		5,179,855

China 0.5%
CITIC Telecom International Holdings Ltd.	2,634,000	912,844
Shougang Fushan Resources Group Ltd.	1,824,000	196,170
TCL Communication Technology Holdings Ltd.	1,365,000	1,016,756
Universal Health International Group Holding Ltd.	2,417,000	303,251

		2,429,021

Denmark 1.1%
A.P. Moeller-Maersk A/S (Class B Stock)	700	900,636
Carlsberg A/S (Class B Stock)	28,416	2,395,685
Danske Bank A/S	63,300	1,703,495
TDC A/S	267,900	1,150,483

		6,150,299

Finland 1.5%
Sampo Oyj (Class A Stock)	92,157	4,462,613
Tieto Oyj	41,200	1,109,217
UPM-Kymmene Oyj	158,000	2,574,884

		8,146,714

France 9.4%
Alstom SA*(a)	37,700	1,011,624
Arkema SA	12,300	768,265
AXA SA	74,000	1,828,733
BNP Paribas SA	92,881	4,399,918
Cap Gemini SA	50,732	4,635,905
Cie Generale des Etablissements Michelin	22,600	2,061,862
CNP Assurances	73,800	986,886
Credit Agricole SA	124,000	1,237,398
Electricite de France	101,200	1,323,335
Engie	118,400	1,889,131
Iliad SA	8,943	2,242,520

See Notes to Financial Statements.

8

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

France (cont’d.)
Orange SA	77,800	$1,381,383
Renault SA	19,800	1,680,079
Saft Groupe SA	29,200	763,251
Sanofi	60,400	5,022,879
SCOR SE	42,800	1,491,925
Societe Generale SA	41,400	1,579,303
Thales SA	16,300	1,240,664
TOTAL SA	128,844	5,723,341
Valeo SA	37,291	4,845,502
Vinci SA	60,474	4,096,925

		50,210,829

Germany 6.4%
Allianz SE	18,300	2,961,591
Aurubis AG	12,500	509,627
BASF SE	26,000	1,732,975
Bayer AG	49,520	5,573,263
Bayerische Motoren Werke AG	31,000	2,581,824
Daimler AG	57,700	4,039,775
Deutsche Bank AG	67,000	1,200,698
Deutsche Lufthansa AG*	82,900	1,215,611
E.ON SE	54,400	557,424
Evonik Industries Ag	47,600	1,469,509
Freenet AG	8,000	248,782
Hannover Rueck SE	11,300	1,189,291
METRO AG	32,400	918,056
Muenchener Rueckversicherungs-Gesellschaft AG	14,300	2,755,187
Rheinmetall AG	18,900	1,350,395
RHOEN-KLINIKUM AG	33,800	981,572
Siemens AG	12,500	1,198,116
Stada Arzneimittel AG	31,800	1,101,695
Volkswagen AG	12,100	1,588,331
Wincor Nixdorf AG	22,900	1,161,164

		34,334,886

Hong Kong 1.2%
Cheung Kong Property Holdings Ltd.	97,000	525,773
China Resources Cement Holdings Ltd.	2,098,000	508,272
Huabao International Holdings Ltd.	1,087,000	405,242
Kingboard Chemical Holdings Ltd.	292,680	450,065

See Notes to Financial Statements.

Target International Equity Portfolio	9

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Lee & Man Paper Manufacturing Ltd.	2,138,100	$1,211,698
Skyworth Digital Holdings Ltd.	2,444,000	1,269,994
Tongda Group Holdings Ltd.	4,320,000	692,145
Yue Yuen Industrial Holdings Ltd.	410,800	1,418,779

		6,481,968

Ireland 2.2%
C&C Group PLC	299,900	1,166,840
James Hardie Industries PLC	180,597	2,092,712
Ryanair Holdings PLC, ADR	24,457	1,916,206
Shire PLC	90,346	5,067,719
Smurfit Kappa Group PLC*	82,300	1,785,626

		12,029,103

Israel 2.1%
Bank Hapoalim BM	182,600	848,151
Elbit Systems Ltd.	16,000	1,369,064
Teva Pharmaceutical Industries Ltd.	51,600	3,170,676
Teva Pharmaceutical Industries Ltd., ADR	92,860	5,709,033

		11,096,924

Italy 1.6%
Astaldi SpA(a)	94,900	478,151
Atlantia SpA	86,492	2,266,284
Azimut Holding SpA	102,563	2,159,612
Enel SpA	638,900	2,623,106
Mediobanca SpA	151,700	1,215,778

		8,742,931

Japan 22.7%
ABC-Mart, Inc.	40,000	2,177,228
Alpine Electronics, Inc.	22,600	257,573
Anritsu Corp.	114,900	711,994
Aoyama Trading Co. Ltd.	36,400	1,448,919
Aozora Bank Ltd.	513,000	1,718,299
Asahi Kasei Corp.	124,000	805,674
Bank of Yokohama Ltd. (The)	156,000	832,060
Calsonic Kansei Corp.	215,000	1,888,455
Daihatsu Motor Co. Ltd.	101,200	1,579,860
Daiwa House Industry Co. Ltd.	261,500	7,382,962

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
Don Quijote Holdings Co. Ltd.	137,500	$4,656,436
Enplas Corp.	23,600	827,553
Fuji Oil Holdings, Inc.	105,300	1,724,931
Fujikura Ltd.	387,000	1,895,688
Fuyo General Lease Co. Ltd.	30,600	1,504,307
Heiwa Corp.	71,500	1,392,670
Hogy Medical Co. Ltd.	7,900	390,349
Isuzu Motors Ltd.	304,800	3,088,522
Japan Airlines Co. Ltd.	49,100	1,842,888
Japan Tobacco, Inc.	89,200	3,493,406
JX Holdings, Inc.	169,160	646,023
KDDI Corp.	260,000	6,583,878
Keihin Corp.	71,100	1,119,783
KYORIN Holdings, Inc.	56,000	1,036,821
Kyowa Exeo Corp.	78,200	804,837
Makita Corp.	37,100	2,088,237
Marubeni Corp.	247,900	1,185,676
Matsumotokiyoshi Holdings Co. Ltd.	23,600	1,104,442
Miraca Holdings, Inc.	9,100	375,551
Mitsubishi Corp.	58,300	934,545
Mitsubishi Gas Chemical Co., Inc.	265,600	1,269,478
Mitsubishi UFJ Financial Group, Inc.	447,100	2,292,684
Mitsui & Co. Ltd.	147,400	1,675,447
Mizuho Financial Group, Inc.	1,122,300	1,941,826
Morinaga Milk Industry Co. Ltd.	150,000	684,457
Nichi-iko Pharmaceutical Co. Ltd.	32,900	758,821
Nichirei Corp.	134,000	997,958
Nikkiso Co. Ltd.	10,900	72,243
Nippon Telegraph & Telephone Corp.	132,200	5,628,101
Nishi-Nippon City Bank Ltd. (The)	368,600	826,573
Nissan Motor Co. Ltd.	277,200	2,756,954
Nisshinbo Holdings, Inc.	84,000	845,753
NTT DOCOMO, Inc.	110,000	2,439,607
Resona Holdings, Inc.	605,400	2,784,091
Ricoh Co. Ltd.	135,700	1,312,018
Sankyu, Inc.	213,000	1,049,036
Seino Holdings Co. Ltd.	82,000	893,238
Seven & I Holdings Co. Ltd.	94,400	4,210,473
Shimachu Co. Ltd.	36,500	828,621
Shinko Electric Industries Co. Ltd.	122,000	746,824

See Notes to Financial Statements.

Target International Equity Portfolio	11

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
Ship Healthcare Holdings, Inc.	51,700	$1,235,122
Shizuoka Gas Co. Ltd.	28,200	185,835
SKY Perfect JSAT Holdings, Inc.	274,500	1,557,575
SoftBank Group Corp.	64,900	2,857,905
Sony Corp.	127,000	2,947,583
Sumitomo Corp.	149,600	1,491,234
Sumitomo Metal Mining Co. Ltd.	87,000	923,163
Sumitomo Mitsui Financial Group, Inc.	210,400	7,058,627
Toagosei Co. Ltd.	101,700	849,909
Toho Holdings Co. Ltd.	51,700	1,200,296
Tokai Rika Co. Ltd.	88,400	2,174,609
Toppan Forms Co. Ltd.	50,400	605,513
Towa Pharmaceutical Co. Ltd.	14,900	829,869
Toyo Tire & Rubber Co. Ltd.	59,700	1,277,241
Toyoda Gosei Co. Ltd.	56,200	1,217,598
Tsubakimoto Chain Co.	133,000	945,000
Tsumura & Co.	36,400	991,522
United Arrows Ltd.	49,900	2,413,569
Yokohama Rubber Co. Ltd. (The)	83,550	1,252,562

		121,528,502

Liechtenstein 0.1%
VP Bank AG	3,195	261,688

Luxembourg 0.3%
RTL Group SA	20,077	1,626,190

Netherlands 4.0%
Aegon NV	175,900	994,705
ING Groep NV, CVA	154,200	1,756,682
Koninklijke Ahold NV	124,800	2,822,918
Koninklijke KPN NV	615,467	2,381,630
Royal Dutch Shell PLC (Class A Stock)(AEX)	4,300	94,025
Royal Dutch Shell PLC (Class A Stock)(XLON)	147,033	3,212,029
Royal Dutch Shell PLC (Class B Stock)	188,600	4,109,227
TKH Group NV	43,500	1,616,640
Wolters Kluwer NV	131,383	4,474,020

		21,461,876

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

New Zealand 0.3%
Air New Zealand Ltd.	825,600	$1,583,877

Norway 1.5%
DNB ASA	94,500	1,140,243
Fred Olsen Energy ASA*	11,700	46,696
Marine Harvest ASA*	61,000	831,385
Statoil ASA	105,700	1,446,343
Telenor ASA	199,683	3,257,276
Yara International ASA	37,700	1,429,198

		8,151,141

Philippines 0.3%
Alliance Global Group, Inc.	5,289,000	1,645,653

Portugal 0.3%
EDP-Energias de Portugal SA	521,500	1,821,102

Singapore 0.7%
DBS Group Holdings Ltd.	168,000	1,670,145
United Overseas Bank Ltd.	114,400	1,454,343
Wilmar International Ltd.	399,800	808,334

		3,932,822

South Africa 0.1%
Mondi PLC	42,300	689,621

Spain 1.9%
Banco Bilbao Vizcaya Argentaria SA	154,100	991,872
Banco Santander SA	211,617	906,865
Ebro Foods SA	37,400	732,994
Gas Natural SDG SA	109,800	2,156,905
Iberdrola SA	361,300	2,539,658
Red Electrica Corp. SA	27,814	2,251,921
Repsol SA	76,500	793,185

		10,373,400

Sweden 3.6%
Assa Abloy AB (Class B Stock)	230,865	4,893,216
Boliden AB	87,100	1,211,790
Nordea Bank AB	147,900	1,489,309
SAS AB*(a)	471,148	1,355,641

See Notes to Financial Statements.

Target International Equity Portfolio	13

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Sweden (cont’d.)
Securitas AB (Class B Stock)	91,300	$1,345,772
Swedbank AB (Class A Stock)	258,454	5,420,508
Telefonaktiebolaget LM Ericsson (Class B Stock)	203,600	1,808,474
TeliaSonera AB	415,200	1,960,983

		19,485,693

Switzerland 7.5%
ABB Ltd.*	69,700	1,204,417
Autoneum Holding AG*	2,900	632,689
Baloise Holding AG	13,600	1,667,154
Bucher Industries AG	6,800	1,394,271
Cembra Money Bank AG*	30,000	1,805,022
Credit Suisse Group AG*	307,744	5,451,800
Georg Fischer AG	2,200	1,453,895
Helvetia Holding AG	2,000	1,042,247
Novartis AG	114,424	8,864,822
OC Oerlikon Corp. AG*	93,800	837,175
Oriflame Holding AG*	7,000	98,602
Pargesa Holding SA	8,800	512,872
Swiss Life Holding AG*	11,700	2,982,384
Swiss Re AG	53,400	4,970,807
UBS Group AG	97,100	1,604,594
Wolseley PLC	62,154	3,083,269
Zurich Insurance Group AG*	10,600	2,349,654

		39,955,674

Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	173,500	3,877,725

Thailand 0.3%
Krung Thai Bank PCL	2,724,700	1,326,797

Turkey 0.5%
Turkcell Iletisim Hizmetleri A/S	712,492	2,541,533

United Kingdom 16.8%
3i Group PLC	209,500	1,328,291
Amec Foster Wheeler PLC	45,400	268,799
Anglo American PLC	74,200	295,965
AstraZeneca PLC	23,500	1,513,186

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Aviva PLC	263,100	$1,814,549
BAE Systems PLC	605,000	4,474,515
Barclays PLC	377,400	1,009,880
Barratt Developments PLC	127,300	1,091,950
Beazley PLC	313,989	1,688,290
Bellway PLC	46,600	1,850,389
Berkeley Group Holdings PLC	29,100	1,471,205
Bovis Homes Group PLC	93,500	1,252,902
BP PLC	790,100	4,266,738
British American Tobacco PLC	109,808	6,118,917
BT Group PLC	272,500	1,896,503
Carillion PLC(a)	219,400	862,266
Centrica PLC	526,000	1,543,350
Dairy Crest Group PLC	74,800	697,859
Debenhams PLC	507,900	570,267
Direct Line Insurance Group PLC	347,122	1,864,574
DS Smith PLC	35,200	184,176
easyJet PLC	74,500	1,651,430
GlaxoSmithKline PLC	80,100	1,650,107
Go-Ahead Group PLC	20,900	733,804
Home Retail Group PLC	314,600	615,112
HSBC Holdings PLC	306,500	2,161,610
Imperial Tobacco Group PLC	35,100	1,900,522
Informa PLC	306,405	2,786,630
Intermediate Capital Group PLC	175,542	1,463,355
J. Sainsbury PLC	937,600	3,292,013
Lloyds Banking Group PLC	6,242,949	5,848,793
Man Group PLC	604,000	1,412,558
Marston’s PLC	144,620	324,973
Meggitt PLC	132,800	690,695
Old Mutual PLC	524,912	1,280,615
Petrofac Ltd.	52,900	602,856
Provident Financial PLC	62,902	2,645,870
Prudential PLC	287,549	5,649,270
Redrow PLC	184,100	1,170,035
RELX PLC	231,076	4,065,681
Rexam PLC	609,868	5,229,140
Rio Tinto Ltd.	22,100	624,098
RPS Group PLC	312,536	817,109
Smiths Group PLC	58,900	796,873

See Notes to Financial Statements.

Target International Equity Portfolio	15

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Tate & Lyle PLC	59,500	$533,160
Tullett Prebon PLC	153,300	738,183
Unilever PLC	71,147	3,127,979
Vesuvius PLC	80,600	348,535
WM Morrison Supermarkets PLC	693,300	1,734,220

		89,959,797

United States 0.6%
Aon PLC	35,730	3,138,166
ARRIS International PLC*	9,567	243,671
Boart Longyear Ltd.*	93,300	3,302

		3,385,139

TOTAL LONG-TERM INVESTMENTS (cost $555,327,274)		518,826,150

SHORT-TERM INVESTMENT 3.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $17,493,070; includes $4,684,837 of cash collateral for securities on loan) (Note 3)(b)(w)	17,493,070	17,493,070

TOTAL INVESTMENTS 100.0% (cost $572,820,344) (Note 5)		536,319,220
Liabilities in excess of other assets		(188,134)

NET ASSETS 100.0%		$536,131,086

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

AEX—Amsterdam Exchange

XLON—London Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,229,095; cash collateral of $4,684,837 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

16

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$27,726	$22,493,152	$—
Austria	—	3,526,024	—
Belgium	—	12,929,152	—
Brazil	1,439,336	—	—
Canada	5,179,855	—	—
China	—	2,429,021	—
Denmark	—	6,150,299	—
Finland	—	8,146,714	—
France	—	50,210,829	—
Germany	—	34,334,886	—
Hong Kong	—	6,481,968	—
Ireland	1,916,206	10,112,897	—
Israel	5,709,033	5,387,891	—
Italy	—	8,742,931	—
Japan	—	121,528,502	—
Liechtenstein	261,688	—	—
Luxembourg	—	1,626,190	—
Netherlands	—	21,461,876	—
New Zealand	—	1,583,877	—
Norway	—	8,151,141	—
Philippines	—	1,645,653	—
Portugal	—	1,821,102	—
Singapore	—	3,932,822	—
South Africa	—	689,621	—
Spain	—	10,373,400	—
Sweden	—	19,485,693	—

See Notes to Financial Statements.

Target International Equity Portfolio	17

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Switzerland	$—	$39,955,674	$—
Taiwan	3,877,725	—	—
Thailand	1,326,797	—	—
Turkey	—	2,541,533	—
United Kingdom	324,973	89,634,824	—
United States	3,385,139	—	—
Affiliated Money Market Mutual Fund	17,493,070	—	—

Total	$40,941,548	$495,377,672	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

Banks	11.7%
Insurance	8.8
Pharmaceuticals	7.7
Oil, Gas & Consumable Fuels	4.9
Diversified Telecommunication Services	4.0
Food & Staples Retailing	3.3
Automobiles	3.3
Affiliated Money Market Mutual Fund (including 0.9% of collateral for securities on loan)	3.2
Auto Components	3.0
Capital Markets	2.8
Media	2.8
Wireless Telecommunication Services	2.7
Tobacco	2.2
Airlines	2.1
Electric Utilities	2.0
Household Durables	1.9
Beverages	1.9
Chemicals	1.9
Aerospace & Defense	1.8
Real Estate Management & Development	1.8
Food Products	1.7
Trading Companies & Distributors	1.7
Machinery	1.5
Containers & Packaging	1.3
Specialty Retail	1.3
Electrical Equipment	1.2
Multiline Retail	1.2
Construction & Engineering	1.2
Industrial Conglomerates	1.2
Metals & Mining	1.1
IT Services	1.1
Health Care Providers & Services	1.0
Building Products	0.9
Semiconductors & Semiconductor Equipment	0.8
Paper & Forest Products	0.8
Consumer Finance	0.8
Multi-Utilities	0.8
Diversified Financial Services	0.7
Commercial Services & Supplies	0.6
Technology Hardware, Storage & Peripherals	0.6
Electronic Equipment, Instruments & Components	0.5
Road & Rail	0.5
Construction Materials	0.5
Gas Utilities	0.4
Transportation Infrastructure	0.4
Health Care Equipment & Supplies	0.4
Communications Equipment	0.3
Diversified Banks	0.3
Textiles, Apparel & Luxury Goods	0.3
Leisure Products	0.3
Energy Equipment & Services	0.2
Marine	0.2
Personal Products	0.1
Internet & Catalog Retail	0.1
Health Care Technology	0.1
Hotels, Restaurants & Leisure	0.1

100.0
Liabilities in excess of other assets	— *

100.0%

*	Less than .05%

See Notes to Financial Statements.

18

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$114,903

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

Target International Equity Portfolio	19

Statement of Assets & Liabilities

as of January 31, 2016 (Unaudited)

Assets
Investments at value, including securities on loan of $4,229,095:
Unaffiliated investments (cost $555,327,274)	$518,826,150
Affiliated investments (cost $17,493,070)	17,493,070
Foreign currency, at value (cost $2,655,272)	2,567,562
Tax reclaim receivable	1,222,038
Receivable for Trust shares sold	1,013,415
Receivable for investments sold	691,088
Dividends and interest receivable	104,476
Prepaid expenses	3,229

Total assets	541,921,028

Liabilities
Payable to broker for collateral for securities on loan	4,684,837
Management fee payable	318,136
Payable for Trust shares reacquired	250,857
Payable for investments purchased	235,857
Accrued expenses and other liabilities	114,001
Distribution fee payable	118,154
Deferred trustees’ fees	1,909
Affiliated transfer agent fee payable	66,191

Total liabilities	5,789,942

Net Assets	$536,131,086

Net assets were comprised of:
Shares of beneficial interest, at par	$45,932
Paid-in capital in excess of par	574,044,879

574,090,811
Distributions in excess of net investment income	(2,046,276)
Accumulated net realized gain on investment transactions	800,468
Net unrealized depreciation on investments	(36,713,917)

Net assets, January 31, 2016	$536,131,086

See Notes to Financial Statements.

20

Class Q
Net asset value, offering price and redemption price per share, ($211,052,026 ÷ 18,070,307 shares of beneficial interest issued and outstanding)	$11.68

Class R
Net asset value, offering price and redemption price per share, ($278,649,245 ÷ 23,885,664 shares of beneficial interest issued and outstanding)	$11.67

Class T
Net asset value and redemption price per share, ($46,429,815 ÷ 3,976,281 shares of beneficial interest issued and outstanding)	$11.68

See Notes to Financial Statements.

Target International Equity Portfolio	21

Statement of Operations

Six Months Ended January 31, 2016 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $419,068)	$5,043,901
Affiliated income from securities lending, net	41,701
Affiliated dividend income	20,313

Total income	5,105,915

Expenses
Management fee	1,933,914
Distribution fee—Class R	1,089,573
Transfer agent’s fees and expenses (including affiliated expense of $189,200)	212,000
Custodian and accounting fees	149,000
Shareholders’ reports	38,000
Registration fees	23,000
Audit fee	17,000
Trustees’ fees	11,000
Legal fees and expenses	11,000
Insurance expenses	3,000
Miscellaneous	30,665

Total expenses	3,518,152
Less: Distribution fee waiver—Class R	(363,191)

Net expenses	3,154,961

Net investment income	1,950,954

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized loss on:
Investment transactions (Note 8)	(1,192,975)
Foreign currency transactions	(210,128)

(1,403,103)

Net change in unrealized appreciation (depreciation) on:
Investments	(71,476,935)
Foreign currencies	16,357

(71,460,578)

Net loss on investment and foreign currency transactions	(72,863,681)

Net Decrease In Net Assets Resulting From Operations	$(70,912,727)

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2016	Year Ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,950,954	$9,741,832
Net realized gain (loss) on investment and foreign currency transactions	(1,403,103)	31,233,626
Net change in unrealized depreciation on investments and foreign currencies	(71,460,578)	(27,333,338)

Net increase (decrease) in net assets resulting from operations	(70,912,727)	13,642,120

Dividends and Distributions (Note 1)
Dividends from net investment income
Class Q	(4,810,734)	(4,507,741)
Class R	(4,528,812)	(5,243,745)
Class T	(1,022,072)	(1,510,544)

	(10,361,618)	(11,262,030)

Distributions from net realized gains
Class Q	(1,505,756)	(758,360)
Class R	(2,027,967)	(1,154,406)
Class T	(341,086)	(265,245)

	(3,874,809)	(2,178,011)

Trust share transactions (Note 6)
Net proceeds from shares sold	97,996,845	146,883,144
Net asset value of shares issued in reinvestment of dividends and distributions	14,225,067	13,425,919
Cost of shares reacquired	(41,580,260)	(94,364,257)

Net increase in net assets from Trust share transactions	70,641,652	65,944,806

Total increase (decrease)	(14,507,502)	66,146,885

Net Assets:
Beginning of period	550,638,588	484,491,703

End of period(a)	$536,131,086	$550,638,588

(a) Includes undistributed net investment income of:	$—	$4,940,746

See Notes to Financial Statements.

Target International Equity Portfolio	23

Notes to Financial Statements

(Unaudited)

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund (formerly known as the Target Mortgage Backed Portfolio), Prudential Core Bond Fund (formerly known as Target Intermediate Bond Portfolio), Target International Equity Portfolio (the “Portfolio”) and Prudential Small-Cap Value Fund (formerly known as Target Small Capitalization Portfolio). These financial statements relate to Target International Equity Portfolio. The Financial statements of the other series are not presented herein. The investment objective for the Portfolio is capital appreciation.

Note 1. Accounting Policies

The Portfolio follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Portfolio of Investments.

24

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Target International Equity Portfolio	25

Notes to Financial Statements

(Unaudited) continued

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

26

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolio does not generally isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains or losses on foreign currency transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio may enter into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency

Target International Equity Portfolio	27

Notes to Financial Statements

(Unaudited) continued

transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Master Netting Arrangements: The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For a multi-sleeve Portfolio, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangement, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Portfolio may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending: The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the

28

securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Trust’s expenses are allocated to the respective Portfolio on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Portfolio declares and pays a dividend from net investment income, if any, at least annually. The Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: It is the Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of

Target International Equity Portfolio	29

Notes to Financial Statements

(Unaudited) continued

its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

The Portfolio has a tax year end of October 31st.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Portfolio’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Portfolio, administers the Portfolio’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the subadvisers. PI supervises the subadvisers’ performance of advisory services and makes recommendations to the Trustees as to whether the subadvisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and accounting costs of the Portfolio. The Portfolio bears all other costs and expenses.

PI had entered into subadvisory agreements with LSV Asset Management (“LSV”) and Lazard Asset Management LLC who replaced Thornburg Investment Management, Inc., effective October 28, 2014. The subadvisers each furnished investment advisory services in connection with the management of the Portfolio. Each of the subadvisers of the International Equity Portfolio manages a portion of the assets of the Portfolio. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the subadvisers, as PI deems appropriate. In order to maintain an approximate allocation between the subadvisers in the ratio deemed appropriate by PI, a periodic rebalancing of each subadviser’s share of Portfolio assets may occur to account for market fluctuations.

30

The management fee payable to PI is accrued daily and paid monthly, at an annual rate of .70% of the Portfolio’s average daily net assets. The effective management fee rate was .70% for the six months ended January 31, 2016.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class Q, Class R and Class T shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class R shares, pursuant to the plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class T shares of the Portfolio.

Pursuant to the Class R Plan, the Portfolio compensates PIMS for distribution related activities at an annual rate of up to 0.75% of the average daily net assets of the Class R shares. For the six months ended January 31, 2016, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares through November 30, 2015.

PI is an indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

PGIM, Inc. is the Portfolio’s securities lending agent. On January 4, 2016, PIM (Prudential Investment Management, Inc.) was renamed PGIM, Inc. (PGIM). Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net.” For the six months ended January 31, 2016, PGIM was compensated $12,954 for these services.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Target International Equity Portfolio	31

Notes to Financial Statements

(Unaudited) continued

The Portfolio invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), the Portfolio of the Prudential Investment Portfolio 2, registered under the 1940 Act, and managed by PI. Net Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities for the six months ended January 31, 2016, were $112,969,258 and $54,875,126, respectively.

Note 5. Tax Information

The Portfolio has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized gain on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized gain on investment transactions. For the tax year ended October 31, 2015, the adjustments were to decrease distributions in excess of net investment income and decrease accumulated net realized gain on investment transactions by $1,423,642 due to reclassification of distributions, differences in tax treatment of investments in passive foreign investment companies, certain transactions involving foreign currencies and other book to tax differences. Net investment income, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

The tax character of distributions paid during the tax year ended October 31, 2015 were $12,380,568 of ordinary income and $1,059,473 of long-term capital gains. The tax character of distributions paid during the tax year ended October 31, 2014 was $6,992,652 of ordinary income.

32

As of the latest tax year ended October 31, 2015, the accumulated undistributed earnings on a tax basis were $ 9,437,161 of ordinary income and $3,866,215 of long-term capital gains.

The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of January 31, 2016 were as follows:

Tax Basis	$574,506,534

Unrealized Appreciation	45,115,626
Unrealized Depreciation	(83,302,940)

Net Unrealized Depreciation	$(38,187,314)

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and other book to tax differences.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2016, Prudential owned 861 Class Q shares of the Portfolio. In addition, 39% of the Portfolio was held by one investor.

Target International Equity Portfolio	33

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Six months ended January 31, 2016:
Shares sold	3,641,990	$45,003,291
Shares issued in reinvestment of dividends and distributions	513,953	6,316,490
Shares reacquired	(544,020)	(6,765,927)

Net increase (decrease) in shares outstanding	3,611,923	$44,553,854

Year ended July 31, 2015:
Shares sold	2,935,426	$38,785,228
Shares issued in reinvestment of dividends and distributions	410,772	5,266,101
Shares reacquired	(1,051,330)	(13,972,022)

Net increase (decrease) in shares outstanding	2,294,868	$30,079,307

Class R
Six months ended January 31, 2016:
Shares sold	4,090,764	$51,186,024
Shares issued in reinvestment of dividends and distributions	533,505	6,556,779
Shares reacquired	(2,361,992)	(29,533,553)

Net increase (decrease) in shares outstanding	2,262,277	$28,209,250

Year ended July 31, 2015:
Shares sold	7,932,820	$104,822,916
Shares issued in reinvestment of dividends and distributions	499,464	6,398,152
Shares reacquired	(5,133,101)	(68,280,609)

Net increase (decrease) in shares outstanding	3,299,183	$42,940,459

Class T
Six months ended January 31, 2016:
Shares sold	143,281	$1,807,530
Shares issued in reinvestment of dividends and distributions	109,992	1,351,798
Shares reacquired	(423,596)	(5,280,780)

Net increase (decrease) in shares outstanding	(170,323)	$(2,121,452)

Year ended July 31, 2015:
Shares sold	246,318	$3,275,000
Shares issued in reinvestment of dividends and distributions	137,416	1,761,666
Shares reacquired	(917,704)	(12,111,626)

Net increase (decrease) in shares outstanding	(533,970)	$(7,074,960)

34

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of 0.11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.075% of the unused portion of the SCA. The Portfolio’s commitment fee for the unused amount is accrued daily and paid quarterly. The fund did not utilized the SCA for the six months ended January 31, 2016.

Note 8. In-Kind Redemption

During the six months ended January 31, 2016, the Portfolio settled the redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash. The value of such securities was $183,262,507. The Portfolio realized a loss of $48,831,629 related to the in-kind redemption transactions, which amount is included in the Statement of Operations under “Realized gain (loss) on investment and foreign currency transactions”. Such loss is excluded from calculation of the Portfolio’s taxable gain/loss for federal income tax purposes.

Note 9. New Accounting Pronouncements

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The

Target International Equity Portfolio	35

Notes to Financial Statements

(Unaudited) continued

amendments in this update are effective for the Portfolio for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has determined that there is no impact on the financial statement disclosures.

36

Financial Highlights

(Unaudited)

Class Q Shares
	Six Months Ended January 31,	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,		March 1, 2011(b), through October 31,
	2016(e)	2015	2014(e)(g)		2013(e)	2012(e)	2011(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.72	$13.81	$13.77		$11.42	$11.10	$12.56
Income (loss) from investment operations:
Net investment income	.06	.29	.26		.27	.27	.26
Net realized and unrealized gain (loss) on investments	(1.73)	.03	.04		2.37	.32	(1.72)
Total from investment operations	(1.67)	.32	.30		2.64	.59	(1.46)
Less Dividends and Distributions:
Dividends from net investment income	(.28)	(.35)	(.26)		(.29)	(.27)	-
Distributions from net realized gains	(.09)	(.06)	-		-	-	-
Total dividends and distributions	(.37)	(.41)	(.26)		(.29)	(.27)	-
Net asset value, end of period	$11.68	$13.72	$13.81		$13.77	$11.42	$11.10
Total Return(a):	(12.36)%	2.52%	2.26%		23.57%	5.60%	(11.62)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$211,052	$198,410	$167,988		$149,490	$120,574	$108,378
Average net assets (000)	$209,158	$181,358	$159,618		$135,226	$110,908	$94,827
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	.80% (c)	.82%	.81%	(c)	.82%	.84%	.87%	(c)
Expenses before waivers and/or expense reimbursement	.80% (c)	.82%	.81%	(c)	.82%	.84%	.87%	(c)
Net investment income	1.01% (c)	2.26%	2.55%	(c)	2.15%	2.51%	3.21%	(c)
Portfolio turnover rate	10% (d)	66%	23%	(d)	26%	16%	19%	(d)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of offering.

(c) Annualized.

(d) Not annualized.

(e) Calculated based upon average shares outstanding during the period.

(f) Does not include expenses of the underlying fund in which the Portfolio invests.

(g) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

Target International Equity Portfolio	37

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended January 31,	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,
	2016(b)	2015	2014(b)(f)		2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.66	$13.75	$13.69		$11.36	$11.02	$11.84	$10.78
Income (loss) from investment operations:
Net investment income	.03	.20	.20		.19	.21	.22	.14
Net realized and unrealized gain (loss) on investments	(1.74)	.04	.04		2.36	.32	(.90)	1.00
Total from investment operations	(1.71)	.24	.24		2.55	.53	(.68)	1.14
Less Dividends and Distributions:
Dividends from net investment income	(.19)	(.27)	(.18)		(.22)	(.19)	(.14)	(.11)
Distributions from net realized gains	(.09)	(.06)	-		-	-	-	-
Total dividends and distributions	(.28)	(.33)	(.18)		(.22)	(.19)	(.14)	(.11)
Capital Contributions(g):	-	-	-		-	-	-	.03
Net asset value, end of period	$11.67	$13.66	$13.75		$13.69	$11.36	$11.02	$11.84
Total Return(a):	(12.63)%	1.88%	1.82%		22.83%	5.01%	(5.84)%	10.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$278,649	$295,376	$251,908		$215,215	$148,857	$108,715	$79,234
Average net assets (000)	$289,019	$273,404	$237,069		$179,681	$125,953	$93,879	$68,032
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.43% (d)	1.45%	1.42%	(d)	1.44%	1.45%	1.48%	1.54%
Expenses before waivers and/or expense reimbursement	1.68% (d)	1.70%	1.67%	(d)	1.69%	1.70%	1.73%	1.79%
Net investment income	.44% (d)	1.62%	1.97%	(d)	1.53%	1.91%	1.87%	1.29%
Portfolio turnover rate	10% (e)	66%	23%	(e)	26%	16%	19%	41%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying fund in which the Portfolio invests.

(d) Annualized.

(e) Not annualized.

(f) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

(g) The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.

See Notes to Financial Statements.

38

Class T Shares
	Six Months Ended January 31,	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,
	2016(b)	2015	2014(b)(f)		2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.71	$13.80	$13.75		$11.41	$11.08	$11.90	$10.83
Income (loss) from investment operations:
Net investment income	.06	.29	.25		.25	.26	.30	.19
Net realized and unrealized gain (loss) on investments	(1.74)	.02	.05		2.37	.32	(.93)	1.01
Total from investment operations	(1.68)	.31	.30		2.62	.58	(.63)	1.20
Less Dividends and Distributions:
Dividends from net investment income	(.26)	(.34)	(.25)		(.28)	(.25)	(.19)	(.16)
Distributions from net realized gains	(.09)	(.06)	-		-	-	-	-
Total dividends and distributions	(.35)	(.40)	(.25)		(.28)	(.25)	(.19)	(.16)
Capital Contributions(g):	-	-	-		-	-	-	.03
Net asset value, end of period	$11.68	$13.71	$13.80		$13.75	$11.41	$11.08	$11.90
Total Return(a):	(12.42)%	2.41%	2.22%		23.39%	5.52%	(5.36)%	11.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,430	$56,853	$64,595		$68,194	$65,450	$74,592	$98,978
Average net assets (000)	$51,456	$59,317	$67,125		$65,268	$67,572	$112,082	$106,108
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.93% (d)	.95%	.92%	(d)	.94%	.95%	.98%	1.04%
Expenses before waivers and/or expense reimbursement	.93% (d)	.95%	.92%	(d)	.94%	.95%	.98%	1.04%
Net investment income	.97% (d)	2.06%	2.41%	(d)	2.02%	2.39%	2.47%	1.75%
Portfolio turnover rate	10% (e)	66%	23%	(e)	26%	16%	19%	41%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying fund in which the Portfolio invests.

(d) Annualized.

(e) Not annualized.

(f) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

(g) The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.

See Notes to Financial Statements.

Target International Equity Portfolio	39

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Portfolio’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Portfolio. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Portfolio’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Lazard Asset Management LLC	30 Rockefeller Plaza 57th Floor New York, NY 10112

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Portfolio carefully before investing. The prospectus and summary prospectus contain this and other information about the Portfolio. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target International Equity Portfolio, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Portfolio’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolio’s schedule of portfolio holdings is also available on the Portfolio’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

TARGET INTERNATIONAL EQUITY PORTFOLIO

SHARE CLASS	Q	R	T
NASDAQ	TIEQX	TEQRX	TAIEX
CUSIP	875921793	875921827	875921504

TMF158E2    0289495-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS | MUTUAL FUNDS

PRUDENTIAL CORPORATE BOND FUND

SEMIANNUAL REPORT • JANUARY 31, 2016

Objective

High current income consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2016

Dear Shareholder:

We hope you find the semiannual report for the Prudential Corporate Bond Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Corporate Bond Fund

Prudential Corporate Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/16
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–0.35%	N/A	N/A	N/A	–1.54% (5/28/15)
Class C	–0.72	N/A	N/A	N/A	–2.11 (5/28/15)
Class Q	–0.24	N/A	N/A	N/A	–1.48 (5/28/15)
Class R	–0.47	N/A	N/A	N/A	–1.78 (5/28/15)
Class Z	–0.33	–1.70%	13.71%	58.70%	—
Barclays US Credit Bond Index	–0.09	–3.00	24.29	66.84	—
Barclays US Mortgage-Backed Securities Index*	1.87	1.96	17.14	58.85	—
Lipper Corporate Debt Funds BBB-Rated Average	–1.02	–3.83	22.83	62.58	—

Average Annual Total Returns (With Sales Charges) as of 12/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		N/A	N/A	N/A	N/A (5/28/15)
Class C		N/A	N/A	N/A	N/A (5/28/15)
Class Q		N/A	N/A	N/A	N/A (5/28/15)
Class R		N/A	N/A	N/A	N/A (5/28/15)
Class Z		–1.20%	2.68%	4.70%	—
Barclays US Credit Bond Index		–0.77	4.38	5.18	—
Barclays US Mortgage-Backed Securities Index*		1.51	2.96	4.64	—
Lipper Corporate Debt Funds BBB-Rated Average		–1.71	4.11	4.91	—

*The Fund adopted new investment policies and strategies effective May 28, 2015. As a result, the Fund no longer utilizes the Barclays US Mortgage-Backed Securities Index for Fund performance comparisons.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more within 12 months of purchase	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1.00%	None	.75% (.50% currently)	None

Benchmark Definitions

Barclays US Credit Bond Index

The Barclays US Credit Bond Index measures the performance of investment-grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity greater than one year. The cumulative total return for the Index measured from the month-end closest to the inception date for Class A, Class C, Class Q, and Class R through 1/31/16 is –1.22%. Class A, C, Q, and R shares have been in existence for less than one year and have no average annual total return performance information available.

Barclays US Mortgage-Backed Securities Index

The Barclays US Mortgage-Backed Securities Index is an unmanaged, market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons. The cumulative total return for the Index measured from the month-end closest to the inception date for Class A, Class C, Class Q, and Class R shares through 1/31/16 is 1.73%. Class A, C, Q, and R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Corporate Debt Funds BBB-Rated Average

The Lipper Corporate Debt Funds BBB-Rated Funds invest at least 65% of their assets in corporate and government debt issues rated in the top four grades. The cumulative total return for the Average measured from the month-end closest to the inception date for Class A, Class C, Class Q, and Class R shares through 1/31/16 is –2.13%. Class A, C, Q, and R shares have been in existence for less than one year and have no average annual total return performance information available.

Prudential Corporate Bond Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 1/31/16
	Total Distributions Paid for Six Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.15	2.72	2.44%
Class C	0.11	2.18	1.85
Class Q	0.16	3.07	2.90
Class R	0.14	2.58	2.02
Class Z	0.17	3.08	2.84

Credit Quality expressed as a percentage of total investments as of 1/31/16
AAA	8.4%
AA	6.6
A	35.7
BBB	38.7
BB	6.4
Cash/Cash Equivalents	4.2
Total Investments	100.0%

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2015, at the beginning of the period, and held through the six-month period ended January 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account

Prudential Corporate Bond Fund	5

Fees and Expenses (continued)

balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Corporate Bond Fund		Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 996.50	1.12%	$5.62
	Hypothetical	$1,000.00	$1,019.51	1.12%	$5.69

Class C	Actual	$1,000.00	$ 992.80	1.87%	$9.37
	Hypothetical	$1,000.00	$1,015.99	1.87%	$9.48

Class Q	Actual	$1,000.00	$ 997.60	0.87%	$4.37
	Hypothetical	$1,000.00	$1,020.76	0.87%	$4.42

Class R	Actual	$1,000.00	$ 995.30	1.37%	$6.87
	Hypothetical	$1,000.00	$1,018.25	1.37%	$6.95

Class Z	Actual	$1,000.00	$ 996.70	0.87%	$4.37
	Hypothetical	$1,000.00	$1,020.76	0.87%	$4.42

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended January 31, 2016, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.38%	1.12%
C	2.13	1.87
Q	1.02	0.87
R	1.87	1.37
Z	1.10	0.87

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Corporate Bond Fund	7

Portfolio of Investments

as of January 31, 2016 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 94.6%

ASSET-BACKED SECURITIES 2.9%

Collateralized Loan Obligations
Magnetite CLO VI Ltd. (Cayman Islands), Series 2012-6A, Class BR, 144A	2.362%(a)	09/15/23	750	$745,264
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.092(a)	04/15/26	550	538,552

TOTAL ASSET-BACKED SECURITIES (cost $1,299,896)				1,283,816

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.7%
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465	09/25/24	1,000	1,001,455
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.335	11/15/38	938	956,157
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451	07/15/50	1,000	1,020,121

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,978,052)				2,977,733

CORPORATE BONDS 80.2%

Aerospace/Defense 0.6%
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.700	05/15/46	50	52,841
Rolls-Royce PLC (United Kingdom), Gtd. Notes, 144A	3.625	10/14/25	200	199,963

				252,804

Agriculture 1.1%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250	06/07/22	305	313,951
Reynolds American, Inc., Gtd. Notes	3.250	06/12/20	185	189,793

				503,744

Auto Manufacturers 2.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459	03/27/20	800	778,833
General Motors Financial Co., Inc., Gtd. Notes	2.400	04/10/18	500	494,757

				1,273,590

See Notes to Financial Statements.

Prudential Corporate Bond Fund	9

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks 18.2%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	750	$752,952
Series V, Jr. Sub. Notes	5.125(a)	12/31/49	500	473,750
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25	475	454,373
Sr. Unsec’d. Notes	4.375	01/12/26	200	201,874
Capital One Financial Corp., Sub. Notes	4.200	10/29/25	185	185,313
Citigroup, Inc., Sr. Unsec’d. Notes	3.300	04/27/25	1,200	1,171,123
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750	03/26/25	800	777,714
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700(a)	12/31/49	500	493,125
Sr. Unsec’d. Notes	2.600	04/23/20	1,000	995,310
JPMorgan Chase & Co., Jr. Sub. Notes	7.900(a)	04/29/49	500	504,687
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.500	05/14/25	500	508,301
Morgan Stanley, Jr. Sub. Notes	5.450(a)	12/31/49	500	482,500
Sr. Unsec’d. Notes	2.800	06/16/20	800	802,787
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125	09/24/25	200	200,341
Wells Fargo & Co., Sub. Notes	4.900	11/17/45	90	90,401

				8,094,551

Biotechnology 1.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.125	05/01/25	500	485,552
Biogen, Inc., Sr. Unsec’d. Notes	4.050	09/15/25	215	220,141

				705,693

Building Materials 0.5%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000	06/15/20	225	227,091

Chemicals 2.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625	10/01/44	500	443,505
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	4.625	02/26/55	500	392,327
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400	12/03/20	200	200,127

				1,035,959

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Computers 1.3%
EMC Corp., Sr. Unsec’d. Notes	2.650%	06/01/20	100	$88,346
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450	10/05/17	255	255,480
Gtd. Notes, 144A	2.850	10/05/18	45	44,981
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	3.750	11/15/18	200	198,751

				587,558

Diversified Financial Services 2.5%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	500	482,116
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625	09/25/17	500	491,250
Synchrony Financial, Sr. Unsec’d. Notes	2.600	01/15/19	120	119,820

				1,093,186

Electric 5.9%
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.900	06/15/18	500	497,250
Duke Energy Progress LLC, First Mortgage	4.150	12/01/44	500	501,809
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	3.625	10/13/25	150	149,024
Exelon Corp., Sr. Unsec’d. Notes	2.850	06/15/20	250	250,273
PacifiCorp, First Mortgage	3.350	07/01/25	270	277,944
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	398,322
RGS AEGCO Funding Corp., Sec’d. Notes	9.820	12/07/22	50	52,176
WEC Energy Group, Inc., Sr. Unsec’d. Notes	1.650	06/15/18	500	499,938

				2,626,736

Food 0.1%
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000	07/15/35	50	51,268

Forest Products & Paper 1.1%
International Paper Co., Sr. Unsec’d. Notes	5.000	09/15/35	500	493,353

Hand/Machine Tools 0.6%
Stanley Black & Decker, Inc., Sub. Notes	2.451	11/17/18	250	253,151

Health Care - Services 3.5%
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600	02/01/25	500	490,538
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	500	491,182

See Notes to Financial Statements.

Prudential Corporate Bond Fund	11

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Health Care - Services (cont’d.)
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	400	$423,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625	07/15/35	155	164,931

				1,569,651

Healthcare - Products 1.2%
Medtronic, Inc., Gtd. Notes	4.625	03/15/45	500	524,447

Housewares 0.2%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	94,464

Insurance 6.7%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	5.500	11/15/20	500	550,322
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	500	402,173
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000	06/01/21	500	540,255
Markel Corp., Sr. Unsec’d. Notes	5.350	06/01/21	500	554,006
MetLife, Inc., Sr. Unsec’d. Notes	3.048	12/15/22	900	903,320

				2,950,076

Machinery - Construction & Mining 1.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	1.700	06/16/18	500	501,000

Media 4.8%
CBS Corp., Gtd. Notes	4.000	01/15/26	60	58,753
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500	04/30/21	400	417,248
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384	10/23/35	180	180,854
Comcast Corp., Gtd. Notes	3.375	08/15/25	625	638,201
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800	06/15/20	500	492,246
Time Warner, Inc., Gtd. Notes	3.600	07/15/25	200	194,150
Viacom, Inc., Sr. Unsec’d. Notes	4.875	06/15/43	50	41,014
Sr. Unsec’d. Notes	5.250	04/01/44	150	119,199

				2,141,665

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Mining 2.5%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	50	$33,428
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	09/30/43	500	446,105
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750	06/15/25	250	224,274
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875	04/23/45	500	383,989

				1,087,796

Miscellaneous Manufacturing 0.2%
Pentair Finance SA (United Kingdom), Gtd. Notes	4.650	09/15/25	105	108,970

Office/Business Equipment 1.1%
Xerox Corp., Sr. Unsec’d. Notes	2.800	05/15/20	500	480,241

Oil & Gas 2.8%
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.900	02/01/18	500	488,609
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	20	13,254
Sr. Unsec’d. Notes	5.850	12/15/25	90	84,059
Marathon Petroleum Corp., Sr. Unsec’d. Notes	2.700	12/14/18	215	211,418
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21	400	361,597
Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	78,811

				1,237,748

Oil & Gas Services 0.1%
Halliburton Co., Sr. Unsec’d. Notes	5.000	11/15/45	65	57,960

Pharmaceuticals 1.6%
Actavis Funding SCS (Luxembourg), Gtd. Notes	3.800	03/15/25	500	507,310
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	2.000	06/22/18	45	44,449
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.000	11/20/25	150	151,631

				703,390

See Notes to Financial Statements.

Prudential Corporate Bond Fund	13

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines 2.7%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25	400	$273,747
Enterprise Products Operating LLC, Gtd. Notes	4.900	05/15/46	500	415,243
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.605	02/15/25	500	430,721
Williams Partners LP, Sr. Unsec’d. Notes	5.100	09/15/45	150	97,162

				1,216,873

Real Estate 0.5%
Prologis LP, Gtd. Notes	3.750	11/01/25	200	201,683

Real Estate Investment Trusts (REITs) 3.5%
Digital Delta Holdings LLC, Gtd. Notes, 144A	3.400	10/01/20	50	50,563
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	75	75,860
Realty Income Corp., Sr. Unsec’d. Notes	6.750	08/15/19	725	830,904
Select Income REIT, Sr. Unsec’d. Notes	2.850	02/01/18	574	574,183

				1,531,510

Retail 3.2%
CVS Health Corp., Sr. Unsec’d. Notes	4.875	07/20/35	230	238,767
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250	04/01/46	500	502,408
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	3.375	09/15/25	120	123,804
Mcdonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700	01/30/26	115	116,273
Starbucks Corp., Sr. Unsec’d. Notes	2.700	06/15/22	410	417,391

				1,398,643

Software 1.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850	10/15/18	75	75,791
Sr. Unsec’d. Notes	3.625	10/15/20	150	152,775
Sr. Unsec’d. Notes	5.000	10/15/25	200	208,725
Microsoft Corp., Sr. Unsec’d. Notes	4.450	11/03/45	35	35,861

				473,152

Telecommunications 3.3%
AT&T, Inc., Sr. Unsec’d. Notes	4.750	05/15/46	350	310,339
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522	09/15/48	1,300	1,138,954

				1,449,293

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Transportation 1.0%
FedEx Corp., Gtd. Notes	4.500%	02/01/65	500	$442,488

Trucking & Leasing 0.4%
Penske Truck Leasing Co. LP/ PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $199,086; purchased 11/04/15)(b)(c)	3.300	04/01/21	200	198,288

TOTAL CORPORATE BONDS (cost $36,654,211)				35,568,022

MUNICIPAL BONDS 4.5%

California 3.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263	04/01/49	500	693,020
State of California, General Obligation Unlimited, BABs	7.550	04/01/39	500	736,855

				1,429,875

New Jersey 1.3%
New Jersey State Turnpike Authority, Series A, Revenue Bonds, BABs	7.102	01/01/41	410	579,961

TOTAL MUNICIPAL BONDS (cost $2,005,873)				2,009,836

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bonds	2.875	08/15/45	125	127,754
U.S. Treasury Notes	2.250	11/15/25	15	15,434

TOTAL U.S. TREASURY OBLIGATIONS (cost $142,209)				143,188

TOTAL LONG-TERM INVESTMENTS (cost $43,080,241)				41,982,595

See Notes to Financial Statements.

Prudential Corporate Bond Fund	15

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 2.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,057,542) (Note 3)(d)	1,057,542	$1,057,542

TOTAL INVESTMENTS 97.0% (cost $44,137,783) (Note 5)		43,040,137
Other assets in excess of liabilities(e) 3.0%		1,313,701

NET ASSETS 100.0%		$44,353,838

The following abbreviations are used in the semiannual report descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ACES—Alternative Credit Enhancements Securities

BABs—Build America Bonds

CLO—Collateralized Loan Obligation

MTN—Medium Term Note

OTC—Over-the-counter

REIT—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $199,086. The aggregate value of $198,288 is approximately 0.4% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
23	2 Year U.S. Treasury Notes	Mar. 2016	$5,005,052	$5,028,375	$23,323
3	5 Year U.S. Treasury Notes	Mar. 2016	356,062	362,015	5,953
44	U.S. Long Bonds	Mar. 2016	6,757,437	7,085,375	327,938

					357,214

See Notes to Financial Statements.

16

Futures contracts outstanding at January 31, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Short Positions:
11	10 Year U.S. Treasury Notes	Mar. 2016	$1,387,460	$1,425,359	$(37,899)
39	U.S. Ultra Treasury Bonds	Mar. 2016	6,167,678	6,481,313	(313,635)

					(351,534)

					$5,680

(1)	Cash of $200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,283,816	$—
Commercial Mortgage-Backed Securities	—	2,977,733	—
Corporate Bonds	—	35,568,022	—
Municipal Bonds	—	2,009,836	—
U.S. Treasury Obligations	—	143,188	—
Affiliated Money Market Mutual Fund	1,057,542	—	—

See Notes to Financial Statements.

Prudential Corporate Bond Fund	17

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$5,680	$—	$—

Total	$1,063,222	$41,982,595	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2016 were as follows:

Banks	18.2%
Commercial Mortgage-Backed Securities	6.7
Insurance	6.7
Electric	5.9
Media	4.8
Municipal Bonds	4.5
Health Care—Services	3.5
Real Estate Investment Trusts (REITs)	3.5
Telecommunications	3.3
Retail	3.2
Collateralized Loan Obligations	2.9
Auto Manufacturers	2.9
Oil & Gas	2.8
Pipelines	2.7
Diversified Financial Services	2.5
Mining	2.5
Affiliated Money Market Mutual Fund	2.4
Chemicals	2.3
Biotechnology	1.6
Pharmaceuticals	1.6
Computers	1.3
Healthcare—Products	1.2%
Agriculture	1.1
Machinery—Construction & Mining	1.1
Forest Products & Paper	1.1
Office/Business Equipment	1.1
Software	1.1
Transportation	1.0
Hand/Machine Tools	0.6
Aerospace/Defense	0.6
Building Materials	0.5
Real Estate	0.5
Trucking & Leasing	0.4
U.S. Treasury Obligations	0.3
Miscellaneous Manufacturing	0.2
Housewares	0.2
Oil & Gas Services	0.1
Food	0.1

97.0
Other assets in excess of liabilities	3.0

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

18

Fair values of derivative instruments as of January 31, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$357,214	*	Due from/to broker—variation margin futures	$351,534	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(26,365)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(2,789)

For the six months ended January 31, 2016, the Fund’s average value at trade date for futures long positions was $11,867,795 and for short positions was $8,015,809.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	19

Statement of Assets & Liabilities

as of January 31, 2016 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $43,080,241)	$41,982,595
Affiliated Investments (cost $1,057,542)	1,057,542
Deposit with Broker for futures	200,000
Receivable for investments sold	908,939
Dividends and interest receivable	431,972
Receivable for Trust shares sold	66,226
Due from broker—variation margin futures	5,680
Prepaid expenses	448

Total assets	44,653,402

Liabilities
Payable for investments purchased	165,635
Payable for Trust shares reacquired	62,962
Accrued expenses and other liabilities	58,611
Management fee payable	7,521
Deferred trustees’ fees	2,171
Dividends payable	2,093
Distribution fee payable	386
Affiliated transfer agent fee payable	179
Loan interest payable (Note 7)	6

Total liabilities	299,564

Net Assets	$44,353,838

Net assets were comprised of:
Shares of beneficial interest, at par	$4,199
Paid-in capital in excess of par	46,963,139

46,967,338
Undistributed net investment income	108
Accumulated net realized loss on investment transactions	(1,521,642)
Net unrealized depreciation on investments	(1,091,966)

Net assets, January 31, 2016	$44,353,838

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share, ($174,799 ÷ 16,534 shares of beneficial interest issued and outstanding)	$10.57
Maximum sales charge (4.50% of offering price)	0.50

Maximum offering price to public	$11.07

Class C
Net asset value, offering price and redemption price per share, ($579,194 ÷ 54,851 shares of beneficial interest issued and outstanding)	$10.56

Class Q
Net asset value, offering price and redemption price per share, ($9,851 ÷ 933 shares of beneficial interest issued and outstanding)	$10.56

Class R
Net asset value, offering price and redemption price per share, ($9,820 ÷ 930 shares of beneficial interest issued and outstanding)	$10.56

Class Z
Net asset value, offering price and redemption price per share, ($43,580,174 ÷ 4,125,527 shares of beneficial interest issued and outstanding)	$10.56

See Notes to Financial Statements.

Prudential Corporate Bond Fund	21

Statement of Operations

Six Months Ended January 31, 2016 (Unaudited)

Net Investment Income
Income
Interest income	$822,281
Affiliated dividend income	635

Total income	822,916

Expenses
Management fee	99,855
Distribution fee—Class A	151
Distribution fee—Class C	555
Distribution fee—Class R	37
Registration fees	39,000
Custodian and accounting fees	38,000
Audit fee	17,000
Shareholders’ reports	17,000
Transfer agent’s fees and expenses (including affiliated expense of $500)	12,000
Legal fees and expenses	9,000
Trustees’ fees	6,000
Loan interest expense	17
Miscellaneous	7,029

Total expenses	245,644
Less: Management fee waiver and/or expense reimbursement	(51,854)
Distribution fee waiver—Class R	(13)

Net expenses	193,777

Net investment income	629,139

Realized And Unrealized Loss On Investments
Net realized loss on:
Investment transactions	(257,829)
Futures transactions	(26,365)

(284,194)

Net change in unrealized appreciation (depreciation) on:
Investments	(463,451)
Futures	(2,789)

(466,240)

Net loss on investment transactions	(750,434)

Net Decrease In Net Assets Resulting From Operations	$(121,295)

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

(Unaudited)

	Six Month Ended January 31, 2016	Year Ended July 31, 2015
Increase (Decrease) In Net Assets
Operations
Net investment income	$629,139	$348,177
Net realized gain (loss) on investment transactions	(284,194)	1,476,821
Net change in unrealized depreciation on investments	(466,240)	(1,040,429)

Net increase (decrease) in net assets resulting from operations	(121,295)	784,569

Dividends from net investment income (Note 1)
Class A	(1,734)	(66)
Class C	(1,243)	(44)
Class Q	(152)	(49)
Class R	(129)	(42)
Class Z	(678,354)	(515,419)

	(681,612)	(515,620)

Trust share transactions (Note 6)
Net proceeds from shares sold	5,508,721	11,111,081
Net asset value of shares issued in reinvestment of dividends and distributions	671,164	507,203
Cost of shares reacquired	(5,302,010)	(11,487,328)

Net increase in net assets from Trust share transactions	877,875	130,956

Total increase	74,968	399,905

Net Assets:
Beginning of period	44,278,870	43,878,965

End of period(a)	$44,353,838	$44,278,870

(a) Includes undistributed net investment income of:	$108	$—

See Notes to Financial Statements.

Prudential Corporate Bond Fund	23

Notes to Financial Statements

(Unaudited)

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund (formerly known as the Target Mortgage-Backed Securities Portfolio) (the “Fund”), Prudential Core Bond Fund (formerly known as the Target Intermediate-Term Bond Portfolio), Target International Equity Portfolio and Prudential Small-Cap Value Fund (formerly known as Target Small Capitalization Value Portfolio). These financial statements relate to Prudential Corporate Bond Fund. The financial statements of the other series are not presented herein. The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of fund securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

24

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally value based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Corporate Bond Fund	25

Notes to Financial Statements

(Unaudited) continued

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, a Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable.

26

Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on futures contracts.

The Fund invested in financial futures contracts in order to hedge their existing fund securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

Prudential Corporate Bond Fund	27

Notes to Financial Statements

(Unaudited) continued

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term fund securities sold during the period. Accordingly, holding period realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains or losses on foreign currency transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover

28

the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its fund securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Fund’s expenses are allocated to the respective Fund on the basis of relative net assets except for expenses that are charged directly at the Fund or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains or losses are allocated

Prudential Corporate Bond Fund	29

Notes to Financial Statements

(Unaudited) continued

daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain (loss) on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has entered into a management agreement with PI on behalf of the Fund. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a

30

subadvisory agreement with PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. Prior to May 28, 2015, subadvisory services were provided by Wellington Management Company, LLC. PI pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. On January 4, 2016, PIM was renamed PGIM, Inc.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of the Fund’s average daily net assets. Through September 30, 2015, the management fee paid to PI was based on an annual fee rate of .45% of the Fund’s average daily net assets. Effective October 1, 2015, the management fee paid to PI is based on an annual rate of .45% of the Fund’s average daily net assets up to and including $5 billion; and .425% on average daily net assets exceeding $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was .45% for the six months ended January 31, 2016. The effective management fee rate, net of waivers and/or expense reimbursements, was .22%.

PI has contractually agreed through November 30, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .87% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Class A, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. For the period ended January 31, 2016, PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through November 30, 2016.

Prudential Corporate Bond Fund	31

Notes to Financial Statements

(Unaudited) continued

PI, PGIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a Series of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between and investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than Short-term investments and U.S. Government securities, for the six months ended January 31, 2016 were $5,370,789 and $5,806,680, respectively.

Note 5. Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and

32

paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment transactions. For the tax year ended October 31, 2015, the adjustments were to increase undistributed net investment income and increase accumulated net realized loss on investment transactions by $194,808 due to reclassification of paydown gains/losses and differences in the tax treatment of premium amortization. Net investment income, net realized loss on investment transactions and net assets were not affected by this change.

The tax character of distributions paid during the tax year ended October 31, 2015 was $793,881 of ordinary income. The tax character of distributions paid during the tax year ended October 31, 2014 was $334,328 of ordinary income.

As of the latest tax year ended October 31, 2015, the accumulated undistributed earnings on a tax basis was $146,297 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2016 were as follows:

Tax Basis	$44,204,857

Unrealized Appreciation	181,023
Unrealized Depreciation	(1,345,743)

Net Unrealized Depreciation	$(1,164,720)

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and other book to tax differences.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized capital loss carryforwards to offset net taxable gains realized in the tax year ended October 31, 2015 of approximately $883,000. No capital gain distributions are expected to be paid to shareholders until

Prudential Corporate Bond Fund	33

Notes to Financial Statements

(Unaudited) continued

net gains have been realized in excess of such losses. As of October 31, 2015, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	$225,000
Expiring 2017	958,000

$1,183,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2016, Prudential owned 931 Class A shares, 927 Class C shares, 933 Class Q shares and 930 Class R shares of the Fund.

34

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2016:
Shares sold	10,018	$106,951
Shares issued in reinvestment of dividends and distributions	163	1,733
Shares reacquired	(206)	(2,197)

Net increase (decrease) in shares outstanding	9,975	$106,487

Period* ended July 31, 2015:
Shares sold	10,327	$110,968
Shares issued in reinvestment of dividends and distributions	7	77
Shares reacquired	(3,775)	(40,466)

Net increase (decrease) in shares outstanding	6,559	$70,579

Class C
Six months ended January 31, 2016:
Shares sold	55,711	$590,904
Shares issued in reinvestment of dividends and distributions	45	481
Shares reacquired	(2,289)	(24,557)

Net increase (decrease) in shares outstanding	53,467	$566,828

Period* ended July 31, 2015:
Shares sold	1,380	$15,000
Shares issued in reinvestment of dividends and distributions	4	44

Net increase (decrease) in shares outstanding	1,384	$15,044

Class Q
Six months ended January 31, 2016:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	14	152

Net increase (decrease) in shares outstanding	14	$152

Period* ended July 31, 2015:
Shares sold	914	$10,000
Shares issued in reinvestment of dividends and distributions	5	49

Net increase (decrease) in shares outstanding	919	$10,049

Class R
Six months ended January 31, 2016
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	12	129

Net increase (decrease) in shares outstanding	12	$129

Period* ended July 31, 2015:
Shares sold	914	$10,000
Shares issued in reinvestment of dividends and distributions	4	42

Net increase (decrease) in shares outstanding	918	$10,042

Prudential Corporate Bond Fund	35

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended January 31, 2016:
Shares sold	450,840	$4,810,866
Shares issued in reinvestment of dividends and distributions	62,756	668,669
Shares reacquired	(494,543)	(5,275,256)

Net increase (decrease) in shares outstanding	19,053	$204,279

Year ended July 31, 2015:
Shares sold	1,010,646	$10,965,113
Shares issued in reinvestment of dividends and distributions	46,788	506,991
Shares reacquired	(1,054,253)	(11,446,862)

Net increase (decrease) in shares outstanding	3,181	$25,242

*	Commenced operations May 28, 2015.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of 0.11% of the unused portion of the SCA. Prior to October 8, 2015, the Fund had another SCA that provided a commitment of $900 million and the Fund paid an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended January 31, 2016. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $188,500, borrowed at a weighted average interest rate of 1.59%. The maximum loan balance outstanding during the period was $247,000. At January 31, 2016 the Fund did not have an outstanding loan balance.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal

36

years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Corporate Bond Fund	37

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31, 2016		May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.76		$10.94
Income (loss) from investment operations:
Net investment income	.14		.04
Net realized and unrealized loss on investments	(.18)		(.17)
Total from investment operations	(.04)		(.13)
Less dividends from net investment income	(.15)		(.05)
Net asset value, end of period	$10.57		$10.76
Total Return(a):	(.35)%		(1.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$175		$71
Average net assets (000)	$120		$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.12%	(e)	.98%	(e)
Expenses before waivers and/or expense reimbursement	1.38%	(e)	2.23%	(e)
Net investment income	2.64%	(e)	2.24%	(e)
Portfolio turnover rate	33%	(f)	1,221%	(f)(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended January 31, 2016		May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.75		$10.94
Income (loss) from investment operations:
Net investment income	.10		.03
Net realized and unrealized loss on investments	(.18)		(.18)
Total from investment operations	(.08)		(.15)
Less dividends from net investment income	(.11)		(.04)
Net asset value, end of period	$10.56		$10.75
Total Return(a):	(.72)%		(1.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$579		$15
Average net assets (000)	$110		$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.87%	(e)	1.87%	(e)
Expenses before waivers and/or expense reimbursement	2.13%	(e)	2.97%	(e)
Net investment income	1.95%	(e)	1.48%	(e)
Portfolio turnover rate	33%	(f)	1,221%	(f)(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	39

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Month Ended January 31, 2016		May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.75		$10.94
Income (loss) from investment operations:
Net investment income	.15		.04
Net realized and unrealized loss on investments	(.18)		(.18)
Total from investment operations	(.03)		(.14)
Less dividends from net investment income	(.16)		(.05)
Net asset value, end of period	$10.56		$10.75
Total Return(a):	(.24)%		(1.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$10
Average net assets (000)	$10		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.87%	(e)	.87%	(e)
Expenses before waivers and/or expense reimbursement	1.02%	(e)	1.88%	(e)
Net investment income	2.83%	(e)	2.39%	(e)
Portfolio turnover rate	33%	(f)	1,221%	(f)(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

40

Class R Shares
	Six Month Ended January 31, 2016		May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.75		$10.94
Income (loss) from investment operations:
Net investment income	.13		.03
Net realized and unrealized loss on investments	(.18)		(.17)
Total from investment operations	(.05)		(.14)
Less dividends from net investment income	(.14)		(.05)
Net asset value, end of period	$10.56		$10.75
Total Return(a):	(.47)%		(1.32)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$10
Average net assets (000)	$10		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.37%	(e)	1.36%	(e)
Expenses before waivers and/or expense reimbursement	1.87%	(e)	2.77%	(e)
Net investment income	2.37%	(e)	1.91%	(e)
Portfolio turnover rate	33%	(f)	1,221%	(f)(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	41

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Month Ended January 31,		Year Ended July 31,		Nine Months Ended July 31,		Year Ended October 31,
	2016(h)		2015(h)(i)		2014(g)		2013	2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.76		$10.69		$10.50		$10.83	$10.68		$10.60		$9.96
Income (loss) from investment operations:
Net investment income	.15		.09		.05		.15	.29		.49		.54
Net realized and unrealized gain (loss) on investments	(.18)		.11		.21		(.26)	.20		.05		.64
Total from investment operations	(.03)		.20		.26		(.11)	.49		.54		1.18
Less dividends from net investment income	(.17)		(.13)		(.07)		(.22)	(.34)		(.46)		(.54)
Net asset value, end of period	$10.56		$10.76		$10.69		$10.50	$10.83		$10.68		$10.60
Total Return(a):	(.33)%		1.83%		2.47%		(.97)%	4.64%		5.26%		12.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,580		$44,174		$43,879		$42,218	$43,605		$35,281		$36,157
Average net assets (000)	$43,888		$44,354		$42,666		$43,290	$42,171		$34,208		$38,594
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.87%	(e)	.91%		.99%	(e)	.93%	.93%		1.03%		.88%	(b)
Expenses before waivers and/or expense reimbursement	1.10%	(e)	1.10%		.99%	(e)	.93%	.93%		1.03%		.88%	(b)
Net investment income	2.84%	(e)	.78%		.65%	(e)	1.39%	2.70%		4.65%		5.23%
Portfolio turnover rate	33%	(f)	1,221%	(d)	936%	(d)(f)	990% (d)	847%	(d)	670%	(d)	646%	(d)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The annualized expense ratio without interest expense would have been .87% for the year ended October 31, 2010.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Annualized.

(f) Not annualized.

(g) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

(h) Calculated based on average shares outstanding during the period.

(i) Class T shares were renamed Class Z shares effective May 28, 2015.

See Notes to Financial Statements.

42

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Corporate Bond Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CORPORATE BOND FUND

SHARE CLASS	A	C	Q	R	Z
NASDAQ	PCWAX	PCWCX	PCWQX	PCWRX	TGMBX
CUSIP	875921694	875921686	875921678	875921660	875921702

MF229E2    0289496-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS | MUTUAL FUNDS

PRUDENTIAL QMA SMALL-CAP VALUE FUND

SEMIANNUAL REPORT • JANUARY 31, 2016

Objective

Above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2016

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Small-Cap Value Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Small-Cap Value Fund

Prudential QMA Small-Cap Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns as of 1/31/16
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–13.43%	–10.37%	N/A	N/A	–7.99% (2/14/14)
Class C	–13.73	N/A	N/A	N/A	–17.56 (6/19/15)
Class Q	–13.24	–9.99	N/A	N/A	–8.86 (9/25/14)
Class R	–13.48	–10.55	33.86%	N/A	66.79 (8/22/06)
Class Z	–13.32	–10.11	37.21	74.48%	—
Russell 2000® Value Index	–11.91	–9.94	34.92	48.21	—
Russell 2000® Index	–15.80	–9.92	41.90	61.66	—
Lipper Small-Cap Value Funds Average	–12.00	–8.93	34.82	59.62	—

Average Annual Total Returns as of 12/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–12.36%	N/A	N/A	–2.88% (2/14/14)
Class C		N/A	N/A	N/A	N/A (6/19/15)
Class Q		–6.96	N/A	N/A	–0.66 (9/25/14)
Class R		–7.52	8.18%	N/A	6.58 (8/22/06)
Class Z		–7.04	8.72	7.40%	—
Russell 2000 Value Index		–7.47	7.67	5.57	—
Russell 2000 Index		–4.41	9.19	6.80	—
Lipper Small-Cap Value Funds Average		–7.00	7.62	6.11	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1.00%	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1.00%	None	.75% (.50% currently)	None

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class A shares through 1/31/16 are –6.42%, –14.34% for Class C shares,
–5.57% for Class Q shares, and 43.07% for Class R shares. The average annual total return for the Index measured from the month-end closest to the inception date for Class A shares through 12/31/15 is 0.16%, 0.98% for Class Q, and 4.69% for Class R shares. Class C shares have been in existence for less than one year and have no average annual total return performance information available.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how stock prices of smaller companies have performed. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class A shares through 1/31/16 are –5.95%, –16.78% for Class C shares, –4.34% for Class Q shares, and 63.42% for Class R shares. The average annual total return for the Index measured from the month-end closest to the inception date for Class A shares through 12/31/15 is 1.62%, 3.89 for Class Q, and 6.45% for Class R shares. Class C shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Small-Cap Value Funds Average

Lipper Small-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and a three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The cumulative total returns for the Average measured from the month-end closest to the inception date for Class A shares through 1/31/16 are –6.40%, –14.38% for Class C shares, –7.30% for Class Q shares, and 60.13% for Class R shares. The average annual total return for the Average measured from the month-end closest to the inception date for Class A shares through 12/31/15 are –0.05%, –0.76 for Class Q shares, and 5.82% for Class R shares. Class C shares have been in existence for less than one year and have no average annual total return performance information available.

Prudential QMA Small-Cap Value Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/16
Convergys Corp., IT Services	1.3%
Cooper Tire & Rubber Co., Auto Components	1.2
Washington Federal, Inc., Thrifts & Mortgage Finance	1.2
Sanmina Corp., Electronic Equipment, Instruments & Components	1.2
Select Income REIT, Real Estate Investment Trusts (REITs)	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/16
Banks	19.1%
Real Estate Investment Trusts (REITs)	12.5
Insurance	9.0
Thrifts & Mortgage Finance	5.0
Auto Components	3.9

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2015, at the beginning of the period, and held through the six-month period ended January 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account

Prudential QMA Small-Cap Value Fund	5

Fees and Expenses (continued)

balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Small-Cap Value Fund		Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$865.70	1.00%	$4.69
	Hypothetical	$1,000.00	$1,020.12	1.00%	$5.08

Class C	Actual	$1,000.00	$862.70	1.75%	$8.19
	Hypothetical	$1,000.00	$1,016.35	1.75%	$8.87

Class Q	Actual	$1,000.00	$867.60	0.66%	$3.10
	Hypothetical	$1,000.00	$1,021.82	0.66%	$3.35

Class R	Actual	$1,000.00	$865.20	1.25%	$5.86
	Hypothetical	$1,000.00	$1,018.87	1.25%	$6.34

Class Z	Actual	$1,000.00	$866.80	0.75%	$3.52
	Hypothetical	$1,000.00	$1,021.38	0.75%	$3.81

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2016, and divided by 366 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended January 31, 2016, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.06%	1.00%
C	1.76	1.75
Q	0.66	0.66
R	1.51	1.25
Z	0.76	0.75

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential QMA Small-Cap Value Fund	7

Portfolio of Investments

as of January 31, 2016 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS 99.7%

Aerospace & Defense 0.2%
Moog, Inc. (Class A Stock)*	35,707	$1,654,305

Air Freight & Logistics 1.4%
Air Transport Services Group, Inc.*	342,368	3,331,241
Atlas Air Worldwide Holdings, Inc.*	323,928	11,897,875

		15,229,116

Airlines 1.4%
Hawaiian Holdings, Inc.*(a)	308,591	10,865,489
SkyWest, Inc.	311,668	4,681,253

		15,546,742

Auto Components 3.9%
American Axle & Manufacturing Holdings, Inc.*	448,892	5,754,795
Cooper Tire & Rubber Co.	370,808	13,519,660
Cooper-Standard Holding, Inc.*	20,700	1,433,682
Dana Holding Corp.	855,747	10,174,832
Modine Manufacturing Co.*	130,160	835,627
Strattec Security Corp.	25,828	1,238,969
Tenneco, Inc.*	103,845	3,967,918
Tower International, Inc.	300,989	6,928,767

		43,854,250

Banks 19.1%
1st Source Corp.	111,458	3,368,261
Arrow Financial Corp.	39,868	1,097,167
Banc of California, Inc.	164,000	2,476,400
BancFirst Corp.	45,748	2,559,143
Banco Latinoamericano de Comercio Exterior SA (Panama)	177,811	4,146,553
Bank of Marin Bancorp	46,362	2,502,621
BBCN Bancorp, Inc.	686,351	10,432,535
Berkshire Hills Bancorp, Inc.	224,004	6,222,831
Boston Private Financial Holdings, Inc.	534,496	5,532,034
Camden National Corp.	11,451	480,598
Century Bancorp, Inc. (Class A Stock)	2,200	89,100
Chemical Financial Corp.	177,258	5,647,440
Citizens & Northern Corp.	37,316	751,917
City Holding Co.	10,900	484,614

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	9

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
CNB Financial Corp.(a)	23,399	$425,628
Community Trust Bancorp, Inc.	56,866	1,981,211
Customers Bancorp, Inc.*	327,530	8,221,003
Enterprise Bancorp, Inc.	3,400	80,546
Enterprise Financial Services Corp.	117,180	3,326,740
Fidelity Southern Corp.	252,293	3,986,229
Financial Institutions, Inc.	80,628	2,213,239
First Bancorp	58,011	1,087,706
First Business Financial Services, Inc.	11,200	257,152
First Citizens BancShares, Inc. (Class A Stock)	4,000	984,240
First Community Bancshares, Inc.	70,034	1,299,131
First Financial Bancorp	334,951	5,359,216
First Financial Corp.	72,559	2,398,075
First Interstate Bancsystem, Inc. (Class A Stock)	375,116	10,109,376
First Merchants Corp.	187,907	4,295,554
First NBC Bank Holding Co.*	224,797	7,056,378
First of Long Island Corp. (The)	21,782	632,331
FirstMerit Corp.	516,166	10,003,297
Fulton Financial Corp.	62,300	800,555
German American Bancorp, Inc.	26,673	848,735
Great Southern Bancorp, Inc.	65,963	2,616,752
Great Western Bancorp, Inc.	209,400	5,469,528
Hancock Holding Co.	22,200	531,912
Hanmi Financial Corp.	202,878	4,402,453
Heartland Financial USA, Inc.	114,450	3,427,777
Hilltop Holdings, Inc.*	244,503	3,904,713
Horizon Bancorp	55,836	1,433,310
IBERIABANK Corp.	15,800	756,030
International Bancshares Corp.	310,882	7,209,354
Lakeland Bancorp, Inc.	98,627	1,105,609
Lakeland Financial Corp.	3,915	171,438
MainSource Financial Group, Inc.	107,873	2,392,623
Merchants Bancshares, Inc.	5,900	171,749
MidWestOne Financial Group, Inc.	17,662	497,185
National Penn Bancshares, Inc.	1,091,861	12,447,215
NBT Bancorp, Inc.	37,620	974,358
Old National Bancorp	991,843	12,219,506
Pacific Continental Corp.	48,940	789,892
Peapack Gladstone Financial Corp.	27,079	583,823
Preferred Bank	85,405	2,775,662

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Prosperity Bancshares, Inc.	93,358	$3,958,379
S&T Bancorp, Inc.	55,463	1,498,056
Sandy Spring Bancorp, Inc.	33,208	883,333
Sierra Bancorp	27,858	507,016
Stock Yards Bancorp, Inc.	59,545	2,327,019
Tompkins Financial Corp.	65,543	3,671,719
Trico Bancshares	54,750	1,396,673
Trustmark Corp.(a)	465,135	10,065,521
Union Bankshares Corp.	66,601	1,529,825
Univest Corp. of Pennsylvania	72,588	1,428,532
Washington Trust Bancorp, Inc.	21,800	860,228
WesBanco, Inc.	90,648	2,630,605
West Bancorporation, Inc.	49,959	899,262
Wilshire Bancorp, Inc.	631,060	6,682,925

		213,377,538

Capital Markets 1.5%
Arlington Asset Investment Corp. (Class A Stock)(a)	74,496	826,906
Calamos Asset Management, Inc. (Class A Stock)	147,249	1,412,118
Investment Technology Group, Inc.	378,411	6,512,453
Legg Mason, Inc.	38,900	1,191,118
Piper Jaffray Cos.*	164,683	5,599,222
Pzena Investment Management, Inc. (Class A Stock)	19,600	150,920
Stifel Financial Corp.*	28,400	950,264

		16,643,001

Chemicals 2.9%
Axiall Corp.	73,800	1,323,234
Cabot Corp.	173,081	6,982,088
Chase Corp.	13,804	634,294
FutureFuel Corp.	39,900	499,548
Innophos Holdings, Inc.	7,900	211,009
Innospec, Inc.	174,640	8,705,804
Koppers Holdings, Inc.*	24,200	409,706
Kraton Performance Polymers, Inc.*	86,800	1,274,224
Minerals Technologies, Inc.	45,000	1,844,550
Stepan Co.	209,019	9,397,494
Tredegar Corp.	48,580	637,855

		31,919,806

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	11

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 2.7%
ACCO Brands Corp.*	607,141	$3,685,346
Deluxe Corp.	69,200	3,868,280
Ennis, Inc.	427,156	8,530,305
Quad/Graphics, Inc.	300,371	3,027,740
Viad Corp.	26,347	776,446
VSE Corp.	26,500	1,590,000
West Corp.	447,137	8,097,651

		29,575,768

Communications Equipment 0.6%
Bel Fuse, Inc. (Class B Stock)	26,409	400,625
Brocade Communications Systems, Inc.	790,479	6,308,022

		6,708,647

Construction & Engineering 1.4%
Aegion Corp.*	573,693	10,343,685
Argan, Inc.	37,462	1,128,355
MYR Group, Inc.*	192,885	3,859,629

		15,331,669

Consumer Finance 1.2%
Cash America International, Inc.(a)	39,539	1,183,797
Encore Capital Group, Inc.*(a)	232,691	5,333,278
Enova International, Inc.*	246,805	1,374,704
Nelnet, Inc. (Class A Stock)	185,053	6,008,671

		13,900,450

Containers & Packaging 0.1%
Greif, Inc. (Class A Stock)	23,400	618,462

Diversified Consumer Services 0.8%
DeVry Education Group, Inc.(a)	34,900	694,510
K12, Inc.*	459,130	4,219,405
Strayer Education, Inc.*	71,378	3,810,871

		8,724,786

Diversified Financial Services 0.1%
Marlin Business Services Corp.	34,900	546,883

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.6%
IDT Corp. (Class B Stock)	36,499	$463,537
Intelsat SA*(a)	251,411	839,713
Iridium Communications, Inc.*(a)	813,198	5,659,858

		6,963,108

Electric Utilities 1.0%
ALLETE, Inc.	28,400	1,502,360
IDACORP, Inc.	130,259	9,064,724

		10,567,084

Electronic Equipment, Instruments & Components 3.9%
Benchmark Electronics, Inc.*	110,646	2,323,566
Electro Rent Corp.	42,564	372,009
II-VI, Inc.*	55,400	1,152,320
Ingram Micro, Inc. (Class A Stock)	228,400	6,440,880
Jabil Circuit, Inc.	307,100	6,114,361
Methode Electronics, Inc.	78,894	2,055,978
Sanmina Corp.*	696,774	13,057,545
SYNNEX Corp.	47,800	4,012,810
Tech Data Corp.*(a)	88,200	5,503,680
Vishay Intertechnology, Inc.(a)	240,500	2,756,130

		43,789,279

Energy Equipment & Services 2.1%
Bristow Group, Inc.(a)	327,073	7,607,718
Ensco PLC (Class A Stock)(a)	84,400	825,432
Forum Energy Technologies, Inc.*(a)	597,995	6,703,524
Helix Energy Solutions Group, Inc.*	1,286,050	5,182,781
Newpark Resources, Inc.*	21,901	106,658
Noble Corp. PLC (United Kingdom)(a)	112,900	879,491
PHI, Inc.*	56,615	1,026,430
Rowan Cos. PLC (Class A Stock)	73,600	931,040
TETRA Technologies, Inc.*	48,300	298,977

		23,562,051

Food & Staples Retailing 2.1%
Ingles Markets, Inc. (Class A Stock)	219,605	8,424,048
SpartanNash Co.	308,990	6,340,475
SUPERVALU, Inc.*	1,958,919	8,913,081

		23,677,604

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	13

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food Products 1.0%
Dean Foods Co.(a)	96,000	$1,918,080
Fresh Del Monte Produce, Inc.	218,961	8,935,798
Sanderson Farms, Inc.	9,400	763,468

		11,617,346

Gas Utilities 0.1%
National Fuel Gas Co.(a)	31,900	1,446,027

Health Care Providers & Services 1.3%
Community Health Systems, Inc.*	23,700	509,076
LifePoint Health, Inc.*	23,200	1,619,128
National Healthcare Corp.	6,400	404,160
Select Medical Holdings Corp.	974,685	9,288,748
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	141,033	3,143,626

		14,964,738

Hotels, Restaurants & Leisure 0.3%
Extended Stay America, Inc.	11,000	140,910
Isle of Capri Casinos, Inc.*	60,300	763,398
Marcus Corp. (The)	65,702	1,244,396
Speedway Motorsports, Inc.	70,890	1,337,694

		3,486,398

Household Durables 0.1%
CSS Industries, Inc.	22,745	637,087
ZAGG, Inc.*	36,800	339,296

		976,383

Insurance 9.0%
Allied World Assurance Co. Holdings AG	129,066	4,722,525
American Equity Investment Life Holding Co.(a)	557,377	10,138,688
American Financial Group, Inc.	20,123	1,428,330
Argo Group International Holdings Ltd.	133,129	7,565,721
Aspen Insurance Holdings Ltd.	84,311	3,921,305
Crawford & Co. (Class B Stock)	16,000	72,800
EMC Insurance Group, Inc.	33,850	787,351
Employers Holdings, Inc.	205,698	5,123,937
Endurance Specialty Holdings Ltd.	75,446	4,672,371
FBL Financial Group, Inc. (Class A Stock)	89,168	5,444,598
First American Financial Corp.	317,774	10,921,892

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
Hanover Insurance Group, Inc. (The)	68,452	$5,578,153
HCI Group, Inc.(a)	50,063	1,664,595
Independence Holding Co.	4,100	62,894
Infinity Property & Casualty Corp.	18,881	1,498,963
Maiden Holdings Ltd.	87,205	1,116,224
National Western Life Group, Inc. (Class A Stock)	4,700	1,084,431
Navigators Group, Inc. (The)*	84,862	7,434,760
Selective Insurance Group, Inc.	379,567	11,884,243
State Auto Financial Corp.	109,159	2,382,941
United Fire Group, Inc.	159,725	6,170,177
United Insurance Holdings Corp.	287,480	4,464,564
Universal Insurance Holdings, Inc.(a)	128,885	2,415,305
Validus Holdings Ltd.	8,900	393,736

		100,950,504

IT Services 2.4%
CACI International, Inc. (Class A Stock)*	79,274	6,585,291
Convergys Corp.(a)	593,731	14,510,786
Science Applications International Corp.	108,696	4,632,624
Sykes Enterprises, Inc.*	42,480	1,250,611

		26,979,312

Machinery 3.6%
AGCO Corp.(a)	34,300	1,672,811
Altra Industrial Motion Corp.	74,194	1,666,397
Colfax Corp.*(a)	20,800	460,512
Crane Co.	5,700	272,232
Douglas Dynamics, Inc.	285,701	5,674,022
Federal Signal Corp.	326,164	4,823,966
FreightCar America, Inc.	27,900	531,495
Global Brass & Copper Holdings, Inc.	276,152	5,719,108
Hyster-Yale Materials Handling, Inc.	30,144	1,565,679
Kennametal, Inc.	18,200	322,140
LB Foster Co. (Class A Stock)	17,845	205,753
Meritor, Inc.*	1,058,636	7,230,484
NN, Inc.	13,900	168,468
Rexnord Corp.*	155,000	2,537,350
Wabash National Corp.*(a)	696,497	7,703,257

		40,553,674

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	15

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Marine 0.5%
Matson, Inc.	148,165	$5,987,348

Media 0.5%
Entercom Communications Corp. (Class A Stock)*	94,982	996,361
Saga Communications, Inc. (Class A Stock)	8,310	348,272
Time, Inc.	309,600	4,644,000

		5,988,633

Metals & Mining 1.9%
Century Aluminum Co.*	483,500	2,282,120
Commercial Metals Co.	49,400	687,648
Handy & Harman Ltd.*	46,393	789,609
Reliance Steel & Aluminum Co.	27,900	1,588,626
Steel Dynamics, Inc.	352,900	6,475,715
Worthington Industries, Inc.	321,515	9,835,144

		21,658,862

Multiline Retail 0.5%
Dillard’s, Inc. (Class A Stock)(a)	78,600	5,534,226

Multi-Utilities 0.8%
Black Hills Corp.(a)	182,100	8,973,888

Oil, Gas & Consumable Fuels 2.7%
Adams Resources & Energy, Inc.	23,678	797,238
Alon USA Energy, Inc.(a)	229,900	2,892,142
Delek US Holdings, Inc.	397,733	6,769,416
DHT Holdings Inc (Bermuda)	220,900	1,276,802
Nordic American Tankers Ltd.(a)	74,100	941,811
Oasis Petroleum, Inc.*(a)	416,500	2,228,275
Panhandle Oil And Gas, Inc. (Class A Stock)	31,000	447,330
Par Pacific Holdings, Inc.*(a)	8,800	210,496
REX American Resources Corp.*	5,600	299,208
Scorpio Tankers, Inc. (Monaco)	279,500	1,704,950
SemGroup Corp. (Class A Stock)	7,300	161,622
Ship Finance International Ltd. (Norway)(a)	349,369	4,678,051
Southwestern Energy Co.*(a)	195,400	1,737,106
Teekay Tankers Ltd. (Bermuda) (Class A Stock)	150,000	685,500
Western Refining, Inc.(a)	169,547	5,578,096

		30,408,043

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Paper & Forest Products 1.5%
KapStone Paper & Packaging Corp.	359,922	$5,319,647
Schweitzer-Mauduit International, Inc.	277,443	11,652,606

		16,972,253

Professional Services 1.0%
CRA International, Inc.*	54,091	1,007,715
ICF International, Inc.*	138,192	4,727,548
Navigant Consulting, Inc.*	293,148	4,628,807
RPX Corp.*	109,229	1,264,872

		11,628,942

Real Estate Investment Trusts (REITs) 12.5%
AG Mortgage Investment Trust, Inc.	330,581	3,877,715
American Capital Mortgage Investment Corp.	302,537	3,942,057
Apollo Commercial Real Estate Finance, Inc.	299,080	4,755,372
Apollo Residential Mortgage, Inc.	374,281	4,060,949
Armada Hoffler Properties, Inc.	64,449	694,116
Ashford Hospitality Prime, Inc.	34,079	374,528
Ashford Hospitality Trust, Inc.	1,532,720	8,521,923
Capstead Mortgage Corp.	482,192	4,503,673
CBL & Associates Properties, Inc.	590,643	6,349,412
CorEnergy Infrastructure Trust, Inc.(a)	39,315	621,177
CYS Investments, Inc.	733,909	5,056,633
Dynex Capital, Inc.(a)	525,606	3,153,636
First Potomac Realty Trust	73,685	721,376
Franklin Street Properties Corp.	1,030,403	10,056,733
Geo Group, Inc. (The)	81,450	2,409,291
Gladstone Commercial Corp.	125,976	1,801,457
Government Properties Income Trust	456,800	6,271,864
Gramercy Property Trust	998,915	7,302,069
Hatteras Financial Corp.	231,700	2,840,642
Hersha Hospitality Trust	7,500	131,775
Hospitality Properties Trust	277,200	6,539,148
Inland Real Estate Corp.	577,089	6,180,623
Invesco Mortgage Capital, Inc.	461,726	5,226,738
LaSalle Hotel Properties(a)	22,500	498,600
Lexington Realty Trust(a)	1,620,077	11,875,165
Medical Properties Trust, Inc.	58,800	646,800
New Residential Investment Corp.	536,378	6,109,346
Pennymac Mortgage Investment Trust	353,843	4,794,573

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	17

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
RAIT Financial Trust	334,519	$856,369
Redwood Trust, Inc.(a)	69,400	747,438
RLJ Lodging Trust	69,000	1,262,010
Rouse Properties, Inc.(a)	21,900	383,250
Sabra Health Care REIT, Inc.	27,200	499,392
Select Income REIT	674,128	12,741,019
Senior Housing Properties Trust	167,900	2,431,192
WP Glimcher, Inc.	131,500	1,194,020

		139,432,081

Road & Rail 0.4%
ArcBest Corp.	75,232	1,544,513
Covenant Transportation Group, Inc. (Class A Stock)*	17,500	341,775
Werner Enterprises, Inc.(a)	90,100	2,175,915
YRC Worldwide, Inc.*	72,700	751,718

		4,813,921

Semiconductors & Semiconductor Equipment 1.4%
Advanced Energy Industries, Inc.*	182,463	5,123,561
Amkor Technology, Inc.*	1,711,261	10,507,143

		15,630,704

Specialty Retail 3.0%
American Eagle Outfitters, Inc.(a)	446,400	6,535,296
Ascena Retail Group, Inc.*(a)	113,400	836,892
Build-A-Bear Workshop, Inc.*	12,100	158,268
Cato Corp. (The) (Class A Stock)	84,422	3,404,739
Children’s Place, Inc. (The)(a)	10,700	696,570
CST Brands, Inc.	77,100	2,986,854
Express, Inc.*	459,550	7,793,968
Finish Line, Inc. (The) (Class A Stock)	28,800	545,472
GNC Holdings, Inc. (Class A Stock)	62,600	1,753,426
Group 1 Automotive, Inc.	7,000	375,550
Men’s Wearhouse, Inc. (The)	15,200	208,392
Murphy USA, Inc.*	108,600	6,282,510
Rent-A-Center, Inc.(a)	36,200	493,044
Select Comfort Corp.*	24,500	515,970
Shoe Carnival, Inc.	36,058	836,185
Sonic Automotive, Inc. (Class A Stock)	21,300	364,656
Tilly’s, Inc. (Class A Stock)*	26,800	173,932

		33,961,724

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 0.4%
NCR Corp.*	196,900	$4,201,846

Textiles, Apparel & Luxury Goods 0.3%
Movado Group, Inc.	98,000	2,518,600
Wolverine World Wide, Inc.	34,900	590,159

		3,108,759

Thrifts & Mortgage Finance 5.0%
Dime Community Bancshares, Inc.	356,883	6,134,819
Federal Agricultural Mortgage Corp. (Class C Stock)	21,962	716,181
First Defiance Financial Corp.	67,472	2,626,685
Meta Financial Group, Inc.	10,915	473,274
OceanFirst Financial Corp.	70,255	1,244,919
Oritani Financial Corp.	343,182	5,738,003
PennyMac Financial Services, Inc. (Class A Stock)	25,115	299,120
Provident Financial Services, Inc.	332,320	6,526,765
Radian Group, Inc.	518,566	5,216,774
TrustCo Bank Corp.	140,141	770,775
Walker & Dunlop, Inc.*	280,521	6,721,283
Washington Federal, Inc.	630,404	13,459,125
WSFS Financial Corp.	186,878	5,430,675

		55,358,398

Trading Companies & Distributors 2.1%
Aircastle Ltd.	674,453	11,580,358
Applied Industrial Technologies, Inc.	8,900	342,116
CAI International, Inc.*	233,406	1,458,788
GATX Corp.(a)	175,847	7,206,210
Kaman Corp.	12,000	478,080
MRC Global, Inc.*(a)	153,500	1,542,675
TAL International Group, Inc.*	54,737	617,433

		23,225,660

Water Utilities 0.3%
SJW Corp.	93,884	3,060,618

Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	32,400	583,524

TOTAL COMMON STOCKS (cost $1,227,726,200)		1,113,694,361

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	19

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
EXCHANGE TRADED FUND 0.3%
iShares Russell 2000 Value ETF(a) (cost $4,265,701)	45,639	$3,921,303

TOTAL LONG-TERM INVESTMENTS (cost $1,231,991,901)		1,117,615,664

SHORT-TERM INVESTMENT 9.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $106,061,118; includes $103,901,062 of cash collateral for securities on loan) (Note 3)(b)(c)	106,061,118	106,061,118

TOTAL INVESTMENTS 109.5% (cost $1,338,053,019) (Note 5)		1,223,676,782
Liabilities in excess of other assets (9.5)%		(106,477,523)

NET ASSETS 100.0%		$1,117,199,259

The following abbreviation is used in the semiannual report:

OTC—Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,513,761; cash collateral of $103,901,062 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

20

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,654,305	$—	$—
Air Freight & Logistics	15,229,116	—	—
Airlines	15,546,742	—	—
Auto Components	43,854,250	—	—
Banks	213,377,538	—	—
Capital Markets	16,643,001	—	—
Chemicals	31,919,806	—	—
Commercial Services & Supplies	29,575,768	—	—
Communications Equipment	6,708,647	—	—
Construction & Engineering	15,331,669	—	—
Consumer Finance	13,900,450	—	—
Containers & Packaging	618,462	—	—
Diversified Consumer Services	8,724,786	—	—
Diversified Financial Services	546,883	—	—
Diversified Telecommunication Services	6,963,108	—	—
Electric Utilities	10,567,084	—	—
Electronic Equipment, Instruments & Components	43,789,279	—	—
Energy Equipment & Services	23,562,051	—	—
Food & Staples Retailing	23,677,604	—	—
Food Products	11,617,346	—	—
Gas Utilities	1,446,027	—	—
Health Care Providers & Services	14,964,738	—	—
Hotels, Restaurants & Leisure	3,486,398	—	—
Household Durables	976,383	—	—
Insurance	100,950,504	—	—
IT Services	26,979,312	—	—
Machinery	40,553,674	—	—
Marine	5,987,348	—	—
Media	5,988,633	—	—
Metals & Mining	21,658,862	—	—
Multiline Retail	5,534,226	—	—
Multi-Utilities	8,973,888	—	—
Oil, Gas & Consumable Fuels	30,408,043	—	—
Paper & Forest Products	16,972,253	—	—
Professional Services	11,628,942	—	—
Real Estate Investment Trusts (REITs)	139,432,081	—	—
Road & Rail	4,813,921	—	—

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	21

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$15,630,704	$—	$—
Specialty Retail	33,961,724	—	—
Technology Hardware, Storage & Peripherals	4,201,846	—	—
Textiles, Apparel & Luxury Goods	3,108,759	—	—
Thrifts & Mortgage Finance	55,358,398	—	—
Trading Companies & Distributors	23,225,660	—	—
Water Utilities	3,060,618	—	—
Wireless Telecommunication Services	583,524	—	—
Exchange Traded Fund	3,921,303	—	—
Affiliated Money Market Mutual Fund	106,061,118	—	—

Total	$1,223,676,782	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

Banks	19.1%
Real Estate Investment Trusts (REITs)	12.5
Affiliated Money Market Mutual Fund (including 9.3% of collateral for securities on loan)	9.5
Insurance	9.0
Thrifts & Mortgage Finance	5.0
Auto Components	3.9
Electronic Equipment, Instruments & Components	3.9
Machinery	3.6
Specialty Retail	3.0
Chemicals	2.9
Oil, Gas & Consumable Fuels	2.7
Commercial Services & Supplies	2.7
IT Services	2.4
Food & Staples Retailing	2.1
Energy Equipment & Services	2.1
Trading Companies & Distributors	2.1
Metals & Mining	1.9
Paper & Forest Products	1.5
Capital Markets	1.5
Semiconductors & Semiconductor Equipment	1.4
Airlines	1.4
Construction & Engineering	1.4
Air Freight & Logistics	1.4
Health Care Providers & Services	1.3
Consumer Finance	1.2
Professional Services	1.0%
Food Products	1.0
Electric Utilities	1.0
Multi-Utilities	0.8
Diversified Consumer Services	0.8
Diversified Telecommunication Services	0.6
Communications Equipment	0.6
Media	0.5
Marine	0.5
Multiline Retail	0.5
Road & Rail	0.4
Technology Hardware, Storage & Peripherals	0.4
Exchange Traded Fund	0.3
Hotels, Restaurants & Leisure	0.3
Textiles, Apparel & Luxury Goods	0.3
Water Utilities	0.3
Aerospace & Defense	0.2
Gas Utilities	0.1
Household Durables	0.1
Containers & Packaging	0.1
Wireless Telecommunication Services	0.1
Diversified Financial Services	0.1

109.5
Liabilities in excess of other assets	(9.5)

100.0%

See Notes to Financial Statements.

22

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS | MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2016

Prudential QMA Small-Cap Value Fund

Statement of Assets & Liabilities

as of January 31, 2016 (Unaudited)

Assets
Investments at value, including securities on loan of $104,513,761:
Unaffiliated Investments (cost $1,231,991,901)	$1,117,615,664
Affiliated Investments (cost $106,061,118)	106,061,118
Dividends and interest receivable	1,447,464
Receivable for Fund shares sold	1,101,744
Prepaid expenses	12,594

Total assets	1,226,238,584

Liabilities
Payable to broker for collateral for securities on loan	103,901,062
Payable for Fund shares reacquired	3,911,019
Management fee payable	568,959
Accrued expenses and other liabilities	461,427
Distribution fee payable	104,142
Affiliated transfer agent fee payable	82,461
Loan interest payable	7,459
Deferred trustees’ fees	2,796

Total liabilities	109,039,325

Net Assets	$1,117,199,259

Net assets were comprised of:
Shares of beneficial interest, at par	$74,065
Paid-in capital in excess of par	1,243,837,090

1,243,911,155
Distributions in excess of net investment income	(1,033,719)
Accumulated net realized loss on investment transactions	(11,301,940)
Net unrealized depreciation on investments	(114,376,237)

Net assets, January 31, 2016	$1,117,199,259

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share, ($113,131,190 ÷ 7,480,349 shares of beneficial interest issued and outstanding)	$15.12
Maximum sales charge (5.50% of offering price)	.88

Maximum offering price to public	$16.00

Class C
Net asset value, offering price and redemption price per share, ($27,474,544 ÷ 1,807,713 shares of beneficial interest issued and outstanding)	$15.20

Class Q
Net asset value, offering price and redemption price per share, ($185,367,446 ÷ 12,274,871 shares of beneficial interest issued and outstanding)	$15.10

Class R
Net asset value, offering price and redemption price per share, ($133,429,729 ÷ 8,913,850 shares of beneficial interest issued and outstanding)	$14.97

Class Z
Net asset value, offering price and redemption price per share, ($657,796,350 ÷ 43,588,555 shares of beneficial interest issued and outstanding)	$15.09

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	25

Statement of Operations

Six Months Ended January 31, 2016 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $4,868)	$18,833,354
Affiliated income from securities lending, net	307,706
Affiliated dividend income	4,890

Total income	19,145,950

Expenses
Management fee	4,030,992
Distribution fee—Class A	192,757
Distribution fee—Class C	160,470
Distribution fee—Class R	549,638
Transfer agent’s fees and expenses (including affiliated expense of $238,000)	571,000
Custodian and accounting fees	138,000
Shareholders’ reports	101,000
Registration fees	55,000
Trustees’ fees	24,000
Loan interest expense	22,700
Commitment fee on syndicated credit agreement	21,000
Legal fees and expenses	21,000
Audit fee	17,000
Insurance expenses	10,000
Miscellaneous	9,070

Total expenses	5,923,627
Less: Management fee waiver and/or expense reimbursement	(58,691)
Distribution fee waiver—Class A	(32,126)
Distribution fee waiver—Class R	(183,213)

Net expenses	5,649,597

Net investment income	13,496,353

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(2,116,059)
Net change in unrealized appreciation (depreciation) on Investments	(195,810,695)

Net loss on investments	(197,926,754)

Net Decrease In Net Assets Resulting From Operations	$(184,430,401)

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2016	Year Ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$13,496,353	$29,379,840
Net realized gain (loss) on investment transactions	(2,116,059)	374,666,134
Net change in unrealized appreciation (depreciation) on investments	(195,810,695)	(309,743,563)

Net increase (decrease) in net assets resulting from operations	(184,430,401)	94,302,411

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(2,926,298)	(3,754)
Class C	(483,294)	—
Class Q	(5,241,621)	(111,495)
Class R	(3,055,711)	(794,380)
Class Z	(20,380,961)	(19,226,093)

	(32,087,885)	(20,135,722)

Distributions from net realized gains:
Class A	(36,197,413)	(50,028)
Class C	(8,998,775)	—
Class Q	(55,747,928)	(1,006,344)
Class R	(42,286,390)	(14,252,367)
Class Z	(224,305,821)	(176,742,820)

	(367,536,327)	(192,051,559)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	198,178,057	682,265,424
Net asset value of shares issued in reinvestment of dividends and distributions	395,531,153	192,979,385
Net asset value of shares issued in merger (Note 8)	—	209,815,742
Cost of shares reacquired	(416,211,014)	(1,368,557,930)

Net increase (decrease) in net assets from Fund share transactions	177,498,196	(283,497,379)

Total decrease	(406,556,417)	(401,382,249)

Net Assets:
Beginning of period	1,523,755,676	1,925,137,925

End of period(a)	$1,117,199,259	$1,523,755,676

(a) Includes undistributed net investment income of:	$—	$18,785,593

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	27

Notes to Financial Statements

(Unaudited)

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund (formerly known as the Target Mortgage-Backed Securities Portfolio), Prudential Core Bond Fund (formerly known as Target Intermediate Term Bond Portfolio), Target International Equity Portfolio and Prudential QMA Small-Cap Value Fund (formerly known as Target Small Capitalization Value Portfolio) (the “Fund”). These financial statements relate to Prudential QMA Small-Cap Value Fund. The financial statements of the other series are not presented herein.

The Fund’s investment objective is above average capital appreciation.

Effective June 19, 2015, the Prudential Small Cap Value Fund, a series of Prudential Investment Portfolios 5, merged into the Target Small Capitalization Value Portfolio and the Target Small Capitalization Value Portfolio was renamed the Prudential Small-Cap Value Fund. On December 10, 2015, the Fund was renamed the Prudential QMA Small-Cap Value Fund.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily

28

available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Prudential QMA Small-Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a

30

future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts.

The Fund may invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Fund may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains or losses are

Prudential QMA Small-Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

included in the reported net realized gains or losses on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains or losses on foreign currency transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Funds, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the

32

securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

REITs: The Fund may invest in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund declares and pays a dividend from net investment income, if any, at least annually. The Fund declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-date. Permanent book/ tax differences relating to income and gains are reclassified amongst

Prudential QMA Small-Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. Prior to January 15, 2015, subadvisory services were provided by NFJ Investment Group LLC, EARNEST Partners, LLC, Lee Munder Capital Group LLC, J.P. Morgan Investment Management, Inc., Sterling Capital Management LLC, and Vaughan Nelson Investment Management, L.P. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective January 15, 2015, the management fee paid to PI is accrued daily and payable monthly, at an annual rate of .60% of the Fund’s average daily net assets up to $2 billion and .575% of the Fund’s average daily net assets in excess of $2 billion. Prior to January 15, 2015, the management fee was accrued daily and paid monthly at an annual rate of .60% of the Fund’s average daily net assets. The effective management fee rate before any waivers and/or expense reimbursement was .60% for

34

the six months ended January 31, 2016. The effective management fee rate, net of waivers and/or expense reimbursement, was .59%.

Effective June 19, 2015, PI entered into a contractual agreement that would waive fees in an amount up to .01% of the Fund’s average daily net assets through November 30, 2016, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses) exceed .68% of the Fund’s average daily net assets on an annualized basis.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Class A, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to ..30%, 1%, and .75% of the average daily net assets of the Class A, C and R shares, respectively. PIMS has contractually agreed through November 30, 2016 to reduce such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $32,763 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2016. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distributions costs.

PIMS has advised the Fund that for the six months ended January 31, 2016, it received $1,798 and $616 in contingent deferred sales charges imposed upon redemption by certain Class A and Class C shareholders, respectively.

PI, PGIM, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Fund.

Prudential QMA Small-Cap Value Fund	35

Notes to Financial Statements

(Unaudited) continued

Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates where applicable.

Certain officers and a Trustee of the Fund are officers, employees or directors of the Investment Manager. The Fund pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Fund bears all other costs and expenses.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. On January 4, 2016, Prudential Investment Management, Inc. was renamed PGIM, Inc. (“PGIM”). Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended January 31, 2016, PGIM has been compensated $81,567 for the securities lending.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2016, aggregated $326,730,064 and $521,307,043, respectively.

Note 5. Distributions and Tax Information

The Fund has a tax year end of October 31st.

36

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par. For the tax year ended October 31, 2015, the adjustments were to increase distributions in excess of net investment income by $1,227,780, decrease accumulated net realized loss on investment transactions by $1,045,524 and increase paid-in capital in excess of par by $182,256 due to reclassification of distributions, investment in passive foreign investment companies, merger related adjustments and other book to tax differences. Net investment income, net realized loss on investment transactions and net assets were not affected by this change.

The tax character of distributions paid during the tax year ended October 31, 2015 were $30,506,983 of ordinary income and $181,680,298 of long-term capital gains. The tax character of distributions paid during the tax year ended October 31, 2014 were $47,513,986 of ordinary income and $95,536,357 of long-term capital gains.

As of the latest tax year ended October 31, 2015, the accumulated undistributed earnings on a tax basis were $46,776,226 of ordinary income and $348,375,656 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2016 were as follows:

Tax Basis	$1,346,882,313

Unrealized Appreciation	79,218,119
Unrealized Depreciation	(202,423,650)

Net Unrealized Depreciation	$(123,205,531)

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and other book to tax differences.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential QMA Small-Cap Value Fund	37

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

38

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2016:
Shares sold	474,919	$10,118,982
Shares issued in reinvestment of dividends and distributions	2,282,926	37,576,960
Shares reacquired†	(769,392)	(15,899,334)

Net increase (decrease) in shares outstanding before conversion	1,988,453	31,796,608
Shares issued upon conversion from other share class(es)	221	3,893
Shares reacquired upon conversion into other share class(es)	(16,334)	(380,018)

Net increase (decrease) in shares outstanding	1,972,340	$31,420,483

Year ended July 31, 2015:
Shares sold	256,519	$6,641,029
Shares issued in merger	5,504,962	145,111,161
Shares issued in reinvestment of dividends and distributions	2,110	53,785
Shares reacquired	(218,816)	(5,643,406)

Net increase (decrease) in shares outstanding before conversion	5,544,775	146,162,569
Shares issued upon conversion from other share class(es)	18,690	493,564
Shares reacquired upon conversion into other share class(es)	(55,927)	(1,456,042)

Net increase (decrease) in shares outstanding	5,507,538	$145,200,091

Class C*
Six months ended January 31, 2016:
Shares sold	112,273	$1,961,560
Shares issued in reinvestment of dividends and distributions	506,460	8,386,968
Shares reacquired†	(209,884)	(4,068,668)

Net increase (decrease) in shares outstanding before conversion	408,849	6,279,860
Shares reacquired upon conversion into other share class(es)	(2,270)	(43,143)

Net increase (decrease) in shares outstanding	406,579	$6,236,717

Period ended July 31, 2015:
Shares sold	2,809	$71,094
Shares issued in merger	1,425,555	37,577,767
Shares reacquired	(9,490)	(243,847)

Net increase (decrease) in shares outstanding before conversion	1,418,874	37,405,014
Shares reacquired upon conversion into other share class(es)	(17,740)	(469,052)

Net increase (decrease) in shares outstanding	1,401,134	$36,935,962

Prudential QMA Small-Cap Value Fund	39

Notes to Financial Statements

(Unaudited) continued

Class Q**	Shares	Amount
Six months ended January 31, 2016:
Shares sold	4,402,636	$97,213,585
Shares issued in reinvestment of dividends and distributions	3,710,452	60,962,725
Shares reacquired†	(1,172,033)	(22,888,662)

Net increase (decrease) in shares outstanding before conversion	6,941,055	135,287,648
Shares issued upon conversion from other share class(es)	527,433	12,392,432

Net increase (decrease) in shares outstanding	7,468,488	$147,680,080

Period ended July 31, 2015:
Shares sold	4,924,465	$133,901,991
Shares issued in merger	328,442	8,661,066
Shares issued in reinvestment of dividends and distributions	43,906	1,117,839
Shares reacquired	(1,122,415)	(29,139,037)

Net increase (decrease) in shares outstanding before conversion	4,174,398	114,541,859
Shares issued upon conversion from other share class(es)	631,985	12,402,208

Net increase (decrease) in shares outstanding	4,806,383	$126,944,067

Class R
Six months ended January 31, 2016:
Shares sold	1,057,251	$22,958,396
Shares issued in reinvestment of dividends and distributions	2,781,724	45,342,101
Shares reacquired†	(947,458)	(19,466,131)

Net increase (decrease) in shares outstanding	2,891,517	$48,834,366

Year ended July 31, 2015:
Shares sold	1,817,454	$47,501,610
Shares issued in merger	48,726	1,273,688
Shares issued in reinvestment of dividends and distributions	594,498	15,046,746
Shares reacquired	(1,818,147)	(47,405,016)

Net increase (decrease) in shares outstanding before conversion	642,531	16,417,028
Shares reacquired upon conversion into other share class(es)	(39,319)	(1,016,402)

Net increase (decrease) in shares outstanding	603,212	$15,400,626

40

Class Z	Shares	Amount
Six months ended January 31, 2016:
Shares sold	3,097,251	$65,925,534
Shares issued in reinvestment of dividends and distributions	14,815,006	243,262,399
Shares reacquired	(16,554,943)	(353,888,219)

Net increase (decrease) in shares outstanding before conversion	1,357,314	(44,700,286)
Shares issued upon conversion from other share class(es)	18,479	421,156
Shares reacquired upon conversion into other share class(es)	(527,963)	(12,394,320)

Net increase (decrease) in shares outstanding	847,830	$(56,673,450)

Year ended July 31, 2015:
Shares sold	18,866,202	$494,149,700
Shares issued in merger	652,201	17,192,060
Shares issued in reinvestment of dividends and distributions	6,945,423	176,761,015
Shares reacquired	(49,842,674)	(1,286,126,624)

Net increase (decrease) in shares outstanding before conversion	(23,378,848)	(598,023,849)
Shares issued upon conversion from other share class(es)	56,095	1,460,498
Shares reacquired upon conversion into other share class(es)	(594,173)	(11,414,774)

Net increase (decrease) in shares outstanding	(23,916,926)	$(607,978,125)

*	Commencement of operations was June 19, 2015.
**	Commencement of operations was September 25, 2014.
†	Includes affiliated redemption of 422 shares with a value of $10,354 for Class A shares, 379 shares with a value of $9,291 for Class C shares, 839 shares with a value of $20,642 for Class Q shares, and 206 shares with a value of $5,013 for Class R shares.

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of 0.11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended January 31, 2016. The average daily balance for the 43 days that the Fund had loans outstanding during the period was $12,453,372, borrowed at a weighted average interest rate of 1.53%. The

Prudential QMA Small-Cap Value Fund	41

Notes to Financial Statements

(Unaudited) continued

maximum loan balance outstanding during the period was $39,250,000. At January 31, 2016, the Fund did not have an outstanding loan balance.

Note 8. Reorganization

On June 5, 2015, shareholders of the Prudential Small Cap Value Fund (the “merged fund”) approved the reorganization of the merged fund into the Target Small Capitalization Value Portfolio. The Target Small Capitalization Value Portfolio was renamed as the Prudential QMA Small-Cap Value Fund (the “Fund”). As a result of the reorganization, the assets and liabilities of the merged fund were exchanged for shares of the Fund and the shareholders of the merged fund are now shareholders of the Fund. The reorganization took place on June 19, 2015. On such date, the merged fund had total investments cost and value of $180,344,203 and $209,972,145, respectively, representing the principal assets acquired by the acquiring Fund.

The purpose of the transaction was to combine two Funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 19, 2015:

Merged Fund		Acquiring Fund
Prudential Small Cap Value Fund		Prudential QMA Small-Cap Value Fund (formerly known as Target Small Capitalization Value Portfolio)
Class	Shares	Class		Shares	Value
A	8,028,166	A		5,354,415	$141,142,728
B*	258,770	A		150,547	3,968,433
C	2,452,224	C		1,425,555	37,577,767
Q	493,784	Q		328,442	8,661,066
R	72,449	R		48,726	1,273,688
Z	979,452	Z	**	652,201	17,192,060

*	Class B shares of the merged fund were exchanged for Class A shares of the Fund.
**	Class Z shares were formerly known as Class T shares.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the merged fund was carried forward to reflect the tax-free status of the acquisition.

42

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Fund		Acquiring Fund
Prudential Small Cap Value Fund		Prudential QMA Small-Cap Value Fund (formerly known as Target Small Capitalization Value Portfolio)
Net Assets	Unrealized Appreciation	Net Assets
$209,815,742	$29,627,942	$1,903,011,805

Assuming the acquisition had been completed on August 1, 2014, the Fund’s results of operations for the year ended July 31, 2015 were as follows:

Net Investment Income	$31,796,286	(a)
Net realized and unrealized gain on investments	81,535,396	(b)

	$113,331,682

(a)	$29,379,840 as reported in the Statement of Operations, plus $2,040,446 Net Investment Income from the merged fund pre-merger and $376,000 of pro-forma eliminated expenses.
(b)	$64,922,571 as reported in the Statement of Operations, plus $16,612,825 Net Realized and Unrealized Gain (Loss) on Investments from the merged fund pre-merger.

Because both the merged fund and the Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the merged fund that have been included in the Fund’s Statement of Operations since June 19, 2015.

Note 9. New Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Trust for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

Prudential QMA Small-Cap Value Fund	43

Notes to Financial Statements

(Unaudited) continued

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

44

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31, 2016	Year Ended July 31, 2015	February 14, 2014(d) through July 31, 2014(g)
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$25.21	$26.70	$26.26
Income (loss) from investment operations:
Net investment income	.20	.46	.09
Net realized and unrealized gain (loss) on investments	(2.99)	.78	.35
Total from investment operations	(2.79)	1.24	.44
Less Dividends and Distributions:
Dividends from net investment income	(.55)	(.19)	-
Distributions from net realized gains	(6.75)	(2.54)	-
Total dividends and distributions	(7.30)	(2.73)	-
Net asset value, end of period	$15.12	$25.21	$26.70
Total Return(a):	(13.43)%	4.53%	1.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$113,131	$138,855	$13
Average net assets (000)	$127,807	$16,282	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00% (e)	1.14%	.93%	(e)
Expenses before waivers and/or expense reimbursement	1.06% (e)	1.20%	.98%	(e)
Net investment income	1.85% (e)	1.76%	.74%	(e)
Portfolio turnover rate	24% (f)	111%	42%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

(g) For the period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	45

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31, 2016	June 19, 2015(d) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$25.19	$26.36
Income (loss) from investment operations:
Net investment income	.12	.02
Net realized and unrealized loss on investments	(3.00)	(1.19)
Total from investment operations	(2.88)	(1.17)
Less Dividends and Distributions:
Dividends from net investment income	(.36)	-
Distributions from net realized gains	(6.75)	-
Total dividends and distributions	(7.11)	-
Net asset value, end of period	$15.20	$25.19
Total Return(a):	(13.73)%	(4.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,475	$35,293
Average net assets (000)	$31,920	$33,702
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75% (e)	1.90%	(e)
Expenses before waivers and/or expense reimbursement	1.76% (e)	1.91%	(e)
Net investment income	1.10% (e)	.75%	(e)
Portfolio turnover rate	24% (f)	111%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

46

Class Q Shares
	Six Months Ended January 31, 2016	September 25, 2014(d) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$25.23	$26.68
Income (loss) from investment operations:
Net investment income	.23	.36
Net realized and unrealized gain (loss) on investments	(2.97)	1.01
Total from investment operations	(2.74)	1.37
Less Dividends and Distributions:
Dividends from net investment income	(.64)	(.28)
Distributions from net realized gains	(6.75)	(2.54)
Total dividends and distributions	(7.39)	(2.82)
Net asset value, end of period	$15.10	$25.23
Total Return(a):	(13.24)%	5.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$185,367	$121,283
Average net assets (000)	$169,192	$36,516
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.66% (e)	.70%	(e)
Expenses before waivers and/or expense reimbursement	.66% (e)	.70%	(e)
Net investment income	2.20% (e)	1.67%	(e)
Portfolio turnover rate	24% (f)	111%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	47

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended January 31,	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,
	2016	2015	2014(f)		2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$25.00	$26.51	$27.48		$21.21	$20.17	$18.80	$15.41
Income (loss) from investment operations:
Net investment income	.17	.26	.11		.20	.19	.11	.10
Net realized and unrealized gain (loss) on investments	(2.96)	.91	.98		6.87	1.65	1.35	3.41
Total from investment operations	(2.79)	1.17	1.09		7.07	1.84	1.46	3.51
Less Dividends and Distributions:
Dividends from net investment income	(.49)	(.14)	(.15)		(.19)	(.14)	(.09)	(.12)
Distributions from net realized gains	(6.75)	(2.54)	(1.91)		(.61)	(.66)	-	-
Total dividends and distributions	(7.24)	(2.68)	(2.06)		(.80)	(.80)	(.09)	(.12)
Net asset value, end of period	$14.97	$25.00	$26.51		$27.48	$21.21	$20.17	$18.80
Total Return(a):	(13.52)%	4.29%	4.17%		34.55%	9.51%	7.75%	22.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$133,430	$150,536	$143,655		$119,047	$84,483	$69,790	$52,587
Average net assets (000)	$145,774	$152,743	$134,383		$99,668	$76,205	$63,352	$43,680
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25% (d)	1.22%	1.18%	(d)	1.17%	1.18%	1.21%	1.26%
Expenses before waivers and/or expense reimbursement	1.51% (d)	1.48%	1.43%	(d)	1.42%	1.43%	1.46%	1.51%
Net investment income	1.61% (d)	.99%	.54%	(d)	.83%	.92%	.55%	.57%
Portfolio turnover rate	24% (e)	111%	42%	(e)	40%	37%	44%	33%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

48

Class Z Shares
	Six Months Ended January 31,	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,
	2016	2015(g)	2014(f)		2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$25.22	$26.73	$27.71		$21.39	$20.33	$18.95	$15.51
Income (loss) from investment operations:
Net investment income	.23	.39	.21		.32	.29	.22	.19
Net realized and unrealized gain (loss) on investments	(3.00)	.92	1.00		6.91	1.67	1.34	3.45
Total from investment operations	(2.77)	1.31	1.21		7.23	1.96	1.56	3.64
Less Dividends and Distributions:
Dividends from net investment income	(.61)	(.28)	(.28)		(.30)	(.24)	(.18)	(.20)
Distributions from net realized gains	(6.75)	(2.54)	(1.91)		(.61)	(.66)	-	-
Total dividends and distributions	(7.36)	(2.82)	(2.19)		(.91)	(.90)	(.18)	(.20)
Net asset value, end of period	$15.09	$25.22	$26.73		$27.71	$21.39	$20.33	$18.95
Total Return(a):	(13.32)%	4.79%	4.60%		35.16%	10.11%	8.22%	23.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$657,796	$1,077,790	$1,781,471		$1,622,779	$1,079,475	$890,245	$800,761
Average net assets (000)	$861,941	$1,828,713	$1,782,968		$1,342,995	$1,000,086	$872,587	$674,452
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.75% (d)	.72%	.68%	(d)	.67%	.68%	.71%	.76%
Expenses before waivers and/or expense reimbursement	.76% (d)	.72%	.68%	(d)	.67%	.68%	.71%	.76%
Net investment income	2.09% (d)	1.48%	1.05%	(d)	1.32%	1.42%	1.06%	1.07%
Portfolio turnover rate	24% (e)	111%	42%	(e)	40%	37%	44%	33%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

(g) Class T shares were renamed Class Z shares effective June 19, 2015.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	49

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Small-Cap Value Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA SMALL-CAP VALUE FUND

SHARE CLASS	A	C	Q	R	Z
NASDAQ	TSVAX	TRACX	TSVQX	TSVRX	TASVX
CUSIP	875921785	875921710	875921777	875921843	875921306

MF232E2    0289480-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS | MUTUAL FUNDS

PRUDENTIAL CORE BOND FUND

SEMIANNUAL REPORT • JANUARY 31, 2016

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2016

Dear Shareholder:

We hope you find the semiannual report for the Prudential Core Bond Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Core Bond Fund

Prudential Core Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/16
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	0.77%	N/A	N/A	N/A	0.72% (2/17/15)
Class C	0.30	N/A	N/A	N/A	0.00 (2/17/15)
Class Q	0.93	N/A	N/A	N/A	0.99 (2/17/15)
Class R	0.69	N/A	N/A	N/A	0.52 (2/17/15)
Class Z	0.93	–0.92%	13.43%	63.49%	—
Barclays US Aggregate Bond Index	1.33	–0.16	18.80	57.65	—
Lipper Core Bond Funds Average	0.27	–1.15	17.41	50.35	—

Average Annual Total Returns (With Sales Charges) as of 12/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		N/A	N/A	N/A	N/A (2/17/15)
Class C		N/A	N/A	N/A	N/A (2/17/15)
Class Q		N/A	N/A	N/A	N/A (2/17/15)
Class R		N/A	N/A	N/A	N/A (2/17/15)
Class Z		–0.28%	2.42%	4.95%	—
Barclays US Aggregate Bond Index		0.55	3.25	4.51	—
Lipper Core Bond Funds Average		–0.07	3.15	4.04	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees	.25%	1%	None	.75% (.50% currently)	None

Benchmark Definitions

Barclays US Aggregate Bond Index

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US government and its agencies and by corporations with between one and 10 years remaining maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed. The cumulative total return for the Index measured from the month-end closest to the inception date for Class A, Class C, Class Q, and Class R Shares through 1/31/16 is 0.79%. Class A, C, Q, and R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Core Bond Funds Average

Lipper Core Bond funds invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class A, Class C, Class Q, and Class R shares through 1/31/16 is –0.48%. Class A, C, Q, and R shares have been in existence for less than one year and have no average annual total return performance information available.

Distributions and Yields as of 1/31/16
	Total Distributions Paid for Six Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.12	2.02%	1.64%
Class C	0.08	1.43	1.05
Class Q	0.13	2.33	2.01
Class R	0.11	1.83	1.15
Class Z	0.13	2.34	1.93

Prudential Core Bond Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 1/31/16
AAA	46.3%
AA	6.6
A	24.5
BBB	17.6
BB	0.6
Not Rated	4.6
Cash/Cash Equivalents	–0.3
Total Investments	100.0%

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2015, at the beginning of the period, and held through the six-month period ended January 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account

Prudential Core Bond Fund	5

Fees and Expenses (continued)

balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Bond Fund		Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,007.70	0.70%	$3.53
	Hypothetical	$1,000.00	$1,021.62	0.70%	$3.56

Class C	Actual	$1,000.00	$1,003.00	1.45%	$7.30
	Hypothetical	$1,000.00	$1,017.85	1.45%	$7.35

Class Q	Actual	$1,000.00	$1,009.30	0.45%	$2.27
	Hypothetical	$1,000.00	$1,022.87	0.45%	$2.29

Class R	Actual	$1,000.00	$1,006.90	0.95%	$4.79
	Hypothetical	$1,000.00	$1,020.36	0.95%	$4.82

Class Z	Actual	$1,000.00	$1,009.30	0.45%	$2.27
	Hypothetical	$1,000.00	$1,022.87	0.45%	$2.29

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended January 31, 2016, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.01%	0.70%
C	1.79	1.45
Q	0.70	0.45
R	1.56	0.95
Z	0.78	0.45

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Core Bond Fund	7

Portfolio of Investments

as of January 31, 2016 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.9%

ASSET-BACKED SECURITIES 8.4%

Collateralized Loan Obligations 5.5%
Apidos CLO IX (Cayman Islands), Series 2012-9AR, Class AR, 144A	1.922%(a)	07/15/23	250	$248,099
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.911(a)	10/12/23	250	248,974
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.170(a)	04/18/27	250	246,857
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.784(a)	08/05/27	250	246,325
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.171(a)	04/22/27	250	246,824
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.020(a)	01/17/26	250	247,293
Gramercy Park CLO Ltd. (Cayman Islands), Series 2012-1AR, Class A1R, 144A	1.920(a)	07/17/23	250	249,091
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.784(a)	05/05/27	250	246,691
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.162(a)	04/15/27	250	245,041
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.950(a)	05/20/27	250	246,997
Landmark IX CDO Ltd., Series 2007-9A, Class A1, 144A	0.837(a)	04/15/21	30	29,606
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class A1A, 144A	1.994(a)	01/20/25	250	249,294
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	1.596(a)	10/23/25	750	738,777
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.082(a)	07/15/27	250	244,998
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.092(a)	04/15/26	500	489,593
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.878(a)	05/21/27	250	246,164
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	2.100(a)	07/17/26	250	248,000
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.124(a)	04/20/27	250	247,176

See Notes to Financial Statements.

Prudential Core Bond Fund	9

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	1.744%(a)	11/07/25	250	$245,212

				5,211,012

Non-Residential Mortgage-Backed Securities 1.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920	09/20/19	600	601,203
Series 2015-2A, Class A, 144A	2.630	12/20/21	400	400,784
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730	03/25/21	600	600,908

				1,602,895

Residential Mortgage-Backed Securities 1.2%
RAAC Trust, Series 2007-SP3, Class A1	1.627(a)	09/25/47	437	428,190
Sierra Timeshare 2013-3 Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200	10/20/30	218	218,001
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160	11/15/24	345	342,230
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250	02/25/55	125	122,781

				1,111,202

TOTAL ASSET-BACKED SECURITIES (cost $7,960,872)				7,925,109

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.3%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.878	02/10/48	1,100	1,078,459
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297	12/15/39	1,084	1,107,309
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320(a)	02/25/23	1,000	1,061,120
Series K033, Class A2	3.060(a)	07/25/23	500	521,060
Series K036, Class A2	3.527(a)	10/25/23	1,100	1,177,220
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119	05/10/50	1,000	995,531
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	1,100	1,090,516

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790%	02/15/48	850	$873,198
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559	10/15/48	818	828,665

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,849,644)				8,733,078

CORPORATE BONDS 42.2%

Aerospace & Defense
Harris Corp., Sr. Unsec’d. Notes	3.832	04/27/25	30	30,315

Agriculture 0.3%
Philip Morris International, Inc., Sr. Unsec’d. Notes	3.600	11/15/23	270	287,760

Airlines 0.7%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	01/15/23	244	257,655
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	05/01/27	103	99,554
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750	12/17/19	236	265,168

				622,377

Auto Manufacturers 3.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250	03/02/20	295	291,056
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375	01/16/18	1,700	1,697,647
General Motors Financial Co., Inc., Gtd. Notes	3.150	01/15/20	550	540,024
Gtd. Notes	3.450	04/10/22	180	172,874
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.150	02/26/20	175	173,440

				2,875,041

Banks 10.4%
Bank of America Corp., Sr. Unsec’d. Notes	5.625	10/14/16	510	525,520
Sr. Unsec’d. Notes	5.750	12/01/17	100	106,357
Sr. Unsec’d. Notes	6.500	08/01/16	235	241,109

See Notes to Financial Statements.

Prudential Core Bond Fund	11

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	200	$205,547
Sub. Notes, MTN	4.000	01/22/25	500	488,640
Barclays PLC, Sr. Unsec’d. Notes	4.375	01/12/26	200	201,874
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200	02/05/25	575	548,889
Citigroup, Inc., Sr. Unsec’d. Notes	3.750	06/16/24	525	530,673
Sub. Notes	4.300	11/20/26	425	420,205
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	1.750	01/29/18	310	309,682
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875	02/13/18	320	315,833
Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	254,694
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500	01/23/25	75	73,927
Sr. Unsec’d. Notes, MTN	7.500	02/15/19	1,250	1,424,184
Sub. Notes	5.150	05/22/45	185	180,320
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125	01/23/25	315	305,462
Sr. Unsec’d. Notes	3.200	01/25/23	100	99,358
Sr. Unsec’d. Notes	6.300	04/23/19	100	112,516
Sub. Notes	3.875	09/10/24	75	74,553
Sub. Notes	4.250	10/01/27	125	124,608
JPMorgan Chase Bank NA, Sub. Notes	6.000	10/01/17	700	745,444
KeyBank NA, Sr. Unsec’d. Notes	2.250	03/16/20	305	304,577
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.700	10/23/24	500	500,007
Sub. Notes, MTN	4.350	09/08/26	350	351,419
National City Corp., Sub. Notes	6.875	05/15/19	780	887,705
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875	09/17/18	200	200,228
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450	01/16/20	250	252,344

				9,785,675

Beverages 0.2%
Anheuser-Busch InBev Finance Inc., Gtd. Notes	4.900	02/01/46	50	51,779

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Beverages (cont’d.)
Gtd. Notes	4.700%	02/01/36	180	$182,361

				234,140

Biotechnology 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	4.400	05/01/45	90	83,683
Sr. Unsec’d. Notes	5.375	05/15/43	160	170,541
Celgene Corp., Sr. Unsec’d. Notes	3.250	08/15/22	125	124,439

				378,663

Chemicals 2.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125	03/15/35	40	32,457
CF Industries, Inc., Gtd. Notes	6.875	05/01/18	350	379,770
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21	520	538,753
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700	01/15/20	550	535,394
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	336,136
Monsanto Co., Sr. Unsec’d. Notes	3.950	04/15/45	35	26,721

				1,849,231

Commercial Services 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $74,136; purchased 02/10/15)(b)(c)	4.500	02/15/45	75	69,770

Computers 0.5%
Apple, Inc., Sr. Unsec’d. Notes	3.450	02/09/45	85	70,920
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450	10/05/17	305	305,574
Gtd. Notes, 144A	2.850	10/05/18	55	54,977

				431,471

Diversified Financial Services 0.6%
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	600	590,396

Electric 3.0%
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	74,273
Commonwealth Edison Co., First Mortgage	3.700	03/01/45	40	37,353
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750	06/01/45	160	152,994
Entergy Corp., Sr. Unsec’d. Notes	5.125	09/15/20	250	271,834

See Notes to Financial Statements.

Prudential Core Bond Fund	13

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950%	04/01/25	60	$57,814
PECO Energy Co., First Ref. Mortgage	4.800	10/15/43	120	132,736
PPL Electric Utilities Corp., First Mortgage	3.000	09/15/21	420	437,102
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.300	05/01/18	1,300	1,407,725
Southern California Edison Co., First Mortgage	3.600	02/01/45	170	158,339
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	47,038

				2,777,208

Food 0.6%
JM Smucker Co. (The), Gtd. Notes	3.000	03/15/22	115	116,264
Gtd. Notes	3.500	03/15/25	45	45,458
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000	07/15/35	75	76,902
Kroger Co. (The), Sr. Unsec’d. Notes	3.300	01/15/21	285	295,753

				534,377

Forest Products & Paper 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A (original cost $223,368; purchased 02/11/15)(b)(c)	3.600	03/01/25	220	218,375
International Paper Co., Sr. Unsec’d. Notes	4.800	06/15/44	170	146,095

				364,470

Gas 0.1%
Sempra Energy, Sr. Unsec’d. Notes	2.400	03/15/20	135	131,797

Healthcare - Products 1.2%
Abbott Laboratories, Sr. Unsec’d. Notes	2.950	03/15/25	105	104,922
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685	12/15/44	160	162,124
Medtronic, Inc., Gtd. Notes	3.500	03/15/25	140	143,746
Gtd. Notes	4.375	03/15/35	350	357,268
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000	09/15/18	395	397,440

				1,165,500

Healthcare - Services 2.8%
Aetna, Inc., Sr. Unsec’d. Notes	3.500	11/15/24	100	99,013

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare - Services (cont’d.)
Sr. Unsec’d. Notes	6.750%	12/15/37	170	$211,326
Anthem, Inc., Sr. Unsec’d. Notes	7.000	02/15/19	310	347,626
Cigna Corp., Sr. Unsec’d. Notes	3.250	04/15/25	270	264,871
HCA, Inc., Sr. Sec’d. Notes	3.750	03/15/19	700	705,250
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625	11/15/20	260	278,020
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200	07/01/55	75	73,984
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	38,593
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	190	186,649
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24	410	429,027

				2,634,359

Holding Companies - Diversified 0.4%
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250	02/10/20	335	331,796

Housewares 0.3%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.875	12/01/19	240	235,062

Insurance 3.0%
ACE INA Holdings, Inc., Gtd. Notes	3.150	03/15/25	95	95,551
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	260	227,344
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	103,403
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.350	03/09/25	100	95,256
Sr. Unsec’d. Notes	6.300	10/09/37	210	245,397
Markel Corp., Sr. Unsec’d. Notes	3.625	03/30/23	400	399,827
MetLife, Inc., Sr. Unsec’d. Notes	4.368	09/15/23	560	599,061
New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	405	402,925
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	120	145,065
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	140	131,165
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700	01/26/45	140	131,998

See Notes to Financial Statements.

Prudential Core Bond Fund	15

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	120	$124,650
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A (original cost $152,774; purchased 02/12/15)(b)(c)	2.950	11/01/19	150	149,428

				2,851,070

Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000	03/01/19	250	255,169

Machinery - Diversified 0.4%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.050	03/01/20	270	271,222
Sr. Unsec’d. Notes	2.875	03/01/25	115	114,718

				385,940

Media 0.9%
21st Century Fox America, Inc., Gtd. Notes	4.500	02/15/21	410	444,932
CCO Safari II LLC, Sr. Secured Notes, 144A	6.384	10/23/35	80	80,380
Sr. Secured Notes, 144A	6.484	10/23/45	95	95,640
Sr. Secured Notes, 144A	6.834	10/23/55	25	24,890
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375	07/28/17	200	208,000

				853,842

Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	50	34,833
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	4.125	05/20/21	130	128,799
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875	04/23/45	90	69,118

				232,750

Miscellaneous Manufacturing 0.2%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550	11/01/24	170	168,440

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Office & Business Equipment 0.2%
Xerox Corp., Sr. Unsec’d. Notes	2.750%	09/01/20	165	$157,931

Oil & Gas 1.2%
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	125	123,149
Devon Financing Corp. LLC, Gtd. Notes	7.875	09/30/31	150	136,465
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25	190	181,175
Kerr-McGee Corp., Gtd. Notes	7.875	09/15/31	250	244,360
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500	01/21/21	280	275,450
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	198,705

				1,159,304

Pharmaceuticals 1.7%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600	05/14/25	105	105,064
Sr. Unsec’d. Notes	4.500	05/14/35	175	171,134
Actavis Funding SCS, Gtd. Notes	3.800	03/15/25	90	91,316
Gtd. Notes	4.550	03/15/35	225	221,665
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	54,172
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000	10/08/21	555	567,943
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600	06/01/44	70	66,362
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750	02/10/25	130	128,689
Sr. Unsec’d. Notes	3.700	02/10/45	190	177,353

				1,583,698

Pipelines 2.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	4.750	09/30/21	50	35,645
Sr. Unsec’d. Notes, 144A	5.350	03/15/20	150	122,622
Enterprise Products Operating LLC, Gtd. Notes	6.500	01/31/19	420	453,031
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	600	645,732
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	205,259
MPLX LP, Sr. Unsec’d. Notes	4.000	02/15/25	130	96,124

See Notes to Financial Statements.

Prudential Core Bond Fund	17

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	225	$213,552
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	6.125	01/15/17	250	251,827

				2,023,792

Real Estate Investment Trusts (REITs) 1.0%
Camden Property Trust, Sr. Unsec’d. Notes	4.625	06/15/21	200	216,954
HCP, Inc., Sr. Unsec’d. Notes	4.000	06/01/25	300	294,677
Realty Income Corp., Sr. Unsec’d. Notes	6.750	08/15/19	240	275,058
Select Income REIT, Sr. Unsec’d. Notes	2.850	02/01/18	135	135,043

				921,732

Retail 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25	240	234,875
CVS Health Corp., Sr. Unsec’d. Notes	4.875	07/20/35	40	41,525
Sr. Unsec’d. Notes	5.125	07/20/45	45	48,351
Sr. Unsec’d. Notes	5.300	12/05/43	150	162,178
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300	10/15/37	30	35,117

				522,046

Software 0.4%
Microsoft Corp., Sr. Unsec’d. Notes	2.375	02/12/22	290	291,665
Sr. Unsec’d. Notes	3.125	11/03/25	125	127,912

				419,577

Telecommunications 1.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.400	05/15/25	530	507,754
Sr. Unsec’d. Notes	4.500	05/15/35	60	54,114
Sr. Unsec’d. Notes	4.750	05/15/46	75	66,501
Telstra Corp. Ltd. (Australia), Gtd. Notes, 144A	3.125	04/07/25	90	88,352
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500	09/15/20	100	108,275
Sr. Unsec’d. Notes	4.672	03/15/55	675	567,549

				1,392,545

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Transportation 1.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45	270	$249,929
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	5.550	03/01/19	250	276,989
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250	05/15/19	250	286,840
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	110	107,981
Union Pacific Corp., Sr. Unsec’d. Notes	3.875	02/01/55	45	40,518

				962,257

Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $304,908; purchased 02/05/15)(b)(c)	3.050	01/09/20	300	301,672

TOTAL CORPORATE BONDS (cost $40,584,310)				39,521,173

MUNICIPAL BONDS 1.1%

California 0.5%
City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582	05/15/39	300	395,865
University of California, Revenue Bonds	3.931	05/15/45	30	29,805
Revenue Bonds	4.131	05/15/45	30	30,312

				455,982

New Jersey 0.4%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102	01/01/41	250	353,635

Pennsylvania 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	5.511	12/01/45	150	180,468

TOTAL MUNICIPAL BONDS (cost $1,014,445)				990,085

See Notes to Financial Statements.

Prudential Core Bond Fund	19

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES 9.3%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%	12/25/33	17	$17,363
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	2.844(a)	02/25/45	59	59,134
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500(a)	01/01/30	418	417,698
Series 2015-R6, Class 1A1, 144A	0.576(a)	08/25/36	454	418,162
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250	04/26/37	497	454,762
Bear Stearns ARM Trust, Series 2005-5, Class A2	2.510(a)	08/25/35	182	182,061
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500	04/25/33	10	9,979
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(f)	1.922(a)	02/25/25	88	87,709
Series 2015-C02, Class 1M1(f)	1.572(a)	05/25/25	677	676,661
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000	10/25/43	156	183,425
Series T-75, Class A1	0.467(a)	12/25/36	274	272,716
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(f)	1.327(a)	10/25/27	699	696,812
Series 2015-DNA3, Class M1(f)	1.772(a)	04/25/28	244	244,012
Government National Mortgage Assoc., Series 2000-9, Class FG	1.026(a)	02/16/30	32	31,773
Series 2000-9, Class FH	0.926(a)	02/16/30	35	35,471
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.914(a)	09/25/35	125	128,306
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.528(a)	09/01/21	885	881,278
Series 2015-4, Class A1, 144A(g)	2.428(a)	04/01/20	335	329,607
Series 2015-5, Class A1, 144A	2.428(a)	04/01/20	395	388,523
Series 2015-6, Class A1, 144A(g)	2.428(a)	05/01/20	570	559,869
Series 2015-8, Class A1, 144A	2.428(a)	08/01/20	189	185,198
Series 2015-9, Class A1, 144A	2.428(a)	10/01/20	574	560,170
Series 2016-1, Class A1, 144A(g)	2.423(a)	01/01/21	325	316,890
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.428(a)	10/25/35	117	110,209
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A	0.637(a)	02/25/36	184	169,839

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Sequoia Mortgage Trust 10, Series 10, Class 2A1	1.186%(a)	10/20/27	96	$90,420
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.676(a)	07/19/35	85	75,246
Structured Asset Securities Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1	2.341(a)	01/25/32	15	14,222
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A	1.685(a)	06/25/42	156	150,035
Series 2002-AR9, Class 1A	1.685(a)	08/25/42	8	7,968
Series 2005-AR13, Class A1A1	0.717(a)	10/25/45	987	906,376

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,726,595)				8,661,894

U.S. GOVERNMENT AGENCY OBLIGATIONS 26.2%
Federal Home Loan Mortgage Corp.(d)	3.000	TBA	500	521,172
Federal Home Loan Mortgage Corp.	3.000	07/01/43	951	970,250
Federal Home Loan Mortgage Corp.	3.500	06/01/42-09/01/42	2,304	2,411,201
Federal Home Loan Mortgage Corp.	4.000	12/01/40-01/01/41	1,357	1,453,166
Federal Home Loan Mortgage Corp.	4.500	06/01/42	404	440,563
Federal National Mortgage Assoc.	2.393(a)	07/01/25	6	5,620
Federal National Mortgage Assoc.	2.500	05/01/30	924	945,600
Federal National Mortgage Assoc.	2.625(a)	08/01/24	14	14,252
Federal National Mortgage Assoc.	3.000	TBA	500	521,053
Federal National Mortgage Assoc.	3.000	12/01/30-06/01/43	3,678	3,770,965
Federal National Mortgage Assoc.	3.500	10/01/41-10/01/42	3,571	3,746,916
Federal National Mortgage Assoc.	4.000	09/01/44	851	909,777
Federal National Mortgage Assoc.(d)	4.500	TBA	500	543,516
Federal National Mortgage Assoc.	4.500	08/01/40-08/01/41	835	910,592
Federal National Mortgage Assoc.	5.000	08/01/23-09/01/30	1,951	2,153,556
Federal National Mortgage Assoc.	5.246(a)	12/01/30	2	2,128
Government National Mortgage Assoc.	1.625(a)	12/20/26	13	13,234
Government National Mortgage Assoc.	1.750(a)	05/20/23-03/20/30	262	270,273
Government National Mortgage Assoc.	1.875(a)	08/20/26-07/20/30	81	84,371
Government National Mortgage Assoc.	2.000(a)	10/20/24-06/20/27	71	73,206
Government National Mortgage Assoc.	2.500(a)	02/20/25	22	22,709
Government National Mortgage Assoc.(d)	3.000	TBA	500	515,703

See Notes to Financial Statements.

Prudential Core Bond Fund	21

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.(d)	3.500%	TBA	1,000	$1,054,687
Government National Mortgage Assoc.	3.500	TBA	1,500	1,578,515
Government National Mortgage Assoc.(d)	4.000	TBA	500	534,434
Government National Mortgage Assoc.	4.500	TBA	1,000	1,076,504
Government National Mortgage Assoc.	5.000	10/20/37	33	35,677

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,468,347)				24,579,640

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Bonds	2.875	08/15/45	100	102,203
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/20	1,160	1,178,763
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	60	54,372
U.S. Treasury Notes	2.125	12/31/22	370	381,230

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,694,636)				1,716,568

SOVEREIGNS 1.6%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.375	07/12/21	200	200,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000	02/26/24	200	188,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875	05/05/21	250	262,418
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	260	235,300
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750	03/16/25	200	197,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	98,540
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125	01/22/44	50	59,125
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	250	279,320

TOTAL SOVEREIGNS (cost $1,589,453)				1,520,203

TOTAL LONG-TERM INVESTMENTS (cost $94,888,302)				93,647,750

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 5.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,016,798) (Note 3)(e)	5,016,798	$5,016,798

TOTAL INVESTMENTS 105.2% (cost $99,905,100) (Note 5)		98,664,548
Liabilities in excess of other assets(h) (5.2)%		(4,918,309)

NET ASSETS 100.0%		$93,746,239

See the Glossary for abbreviations used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BABs—Build America Bonds

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT—Real Estate Investment Trust

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $755,186. The aggregate value of $739,245 is approximately 0.8% of net assets.
(d)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $3,000,000 is approximately 3.2% of net assets.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(g)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,206,366 and 1.3% of net assets.

See Notes to Financial Statements.

Prudential Core Bond Fund	23

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
27	90 Day Euribor	Mar. 2016	$6,708,825	$6,707,812	$(1,013)
59	2 Year U.S. Treasury Notes	Mar. 2016	12,838,122	12,898,875	60,753
73	10 Year U.S. Treasury Notes	Mar. 2016	9,308,600	9,459,203	150,603
50	U.S. Ultra Bonds	Mar. 2016	8,012,223	8,309,375	297,152

					507,495

	Short Positions:
27	90 Day Euro Dollar	Sep. 2016	6,687,225	6,700,388	(13,163)
21	5 Year U.S. Treasury Notes	Mar. 2016	2,522,531	2,534,109	(11,578)
31	20 Year U.S. Treasury Bonds	Mar. 2016	4,857,044	4,991,969	(134,925)

					(159,666)

					$347,829

(1)	Cash of $350,000 has been segregated with Citigroup Global Markets to cover requirements for open contract at January 31, 2016.

Interest rate swap agreements outstanding at January 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
5,095	01/08/21	1.683%	3 Month LIBOR(2)	$—	$102,026	$102,026
4,340	05/31/22	2.200%	3 Month LIBOR(1)	(5,592)	(211,467)	(205,875)
865	05/31/22	2.217%	3 Month LIBOR(1)	—	(43,213)	(43,213)
505	08/31/22	1.745%	3 Month LIBOR(1)	—	(10,492)	(10,492)
1,490	11/30/22	1.850%	3 Month LIBOR(1)	—	(29,497)	(29,497)
600	11/30/22	1.982%	3 Month LIBOR(1)	—	(16,986)	(16,986)
550	11/12/25	2.263%	3 Month LIBOR(1)	—	(26,227)	(26,227)
2,515	01/08/26	2.210%	3 Month LIBOR(1)	—	(98,022)	(98,022)

				$(5,592)	$(333,878)	$(328,286)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

24

Cash of $520,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at January 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$5,211,012	$—
Non-Residential Mortgage-Backed Securities	—	1,602,895	—
Residential Mortgage-Backed Securities	—	1,111,202	—
Commercial Mortgage-Backed Securities	—	8,733,078	—
Corporate Bonds	—	39,521,173	—
Municipal Bonds	—	990,085	—
Residential Mortgage-Backed Securities	—	7,455,528	1,206,366
U.S. Government Agency Obligations	—	24,579,640	—
U.S. Treasury Obligations	—	1,716,568	—
Sovereigns	—	1,520,203	—
Affiliated Money Market Mutual Fund	5,016,798	—	—
Other Financial Instruments*
Futures Contracts	347,829	—	—
Centrally cleared interest rate swaps	—	(328,286)	—

Total	$5,364,627	$92,113,098	$1,206,366

See Notes to Financial Statements.

Prudential Core Bond Fund	25

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Non-Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities
Balance as of 07/31/2015	$595,500	$—
Accrued discount/premium	—	(8,950)
Realized gain (loss)	—	90
Change in unrealized appreciation (depreciation)**	—	(652,512)
Purchases		500,714
Sales		—
Transfers into Level 3	—	1,367,024
Transfers out of Level 3	(595,500)	—

Balance as of 01/31/2016	$—	$1,206,366

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(652,512) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2016	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$889,476	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	316,890	Pricing at Cost	Unadjusted Purchase Price

	$1,206,366

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities Non-Residential Mortgage-Backed Securities	$595,500	L3 to L2	Single Broker Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$1,367,024	L2 to L3	Evaluated Bid to Single Broker Quote

See Notes to Financial Statements.

26

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

U.S. Government Agency Obligations	26.2%
Residential Mortgage-Backed Securities	10.5
Banks	10.4
Commercial Mortgage-Backed Securities	9.3
Collateralized Loan Obligations	5.5
Affiliated Money Market Mutual Fund	5.3
Auto Manufacturers	3.1
Insurance	3.0
Electric	3.0
Healthcare—Services	2.8
Pipelines	2.2
Chemicals	2.0
U.S. Treasury Obligations	1.8
Non-Residential Mortgage-Backed Securities	1.7
Pharmaceuticals	1.7
Sovereigns	1.6
Telecommunications	1.5
Healthcare—Products	1.2
Oil & Gas	1.2
Municipal Bonds	1.1
Transportation	1.0
Real Estate Investment Trusts (REITs)	1.0
Media	0.9
Airlines	0.7
Diversified Financial Services	0.6%
Food	0.6
Retail	0.6
Computers	0.5
Software	0.4
Machinery—Diversified	0.4
Biotechnology	0.4
Forest Products & Paper	0.4
Holding Companies—Diversified	0.4
Trucking & Leasing	0.3
Agriculture	0.3
Lodging	0.3
Housewares	0.3
Beverages	0.2
Mining	0.2
Miscellaneous Manufacturing	0.2
Office & Business Equipment	0.2
Gas	0.1
Commercial Services	0.1

105.2
Liabilities in excess of other assets	(5.2)

100.0%

See Notes to Financial Statements.

Prudential Core Bond Fund	27

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

The Fund invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin futures	$508,508	*	Due from/to broker— variation margin futures	$160,679	*
Interest rate contracts	Due from/to broker— variation margin swaps	102,026	*	Due from/to broker— variation margin swaps	430,312	*

Total		$610,534			$590,991

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$266,298	$(140,599)	$125,699

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$172,592	$(236,902)	$(64,310)

See Notes to Financial Statements.

28

For the six months ended January 31, 2016, the Fund’s average volume of derivative activities are as follows:

Futures Contracts—Long Positions(1)	Futures Contracts—Short Positions(1)	Interest Rate Swap Agreements(2)	Total Return Swaps Agreements(2)	Forward Rate Agreements(2)
$37,295,232	$7,722,439	$12,190	$333	$1,000

(1)	Value at Trade Date.
(2)	Notional Amount in USD (000).

See Notes to Financial Statements.

Prudential Core Bond Fund	29

Statement of Assets & Liabilities

as of January 31, 2016 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $94,888,302)	$93,647,750
Affiliated Investments (cost $5,016,798)	5,016,798
Deposit with Broker for futures and centrally cleared swaps	870,000
Receivable for investments sold	2,845,503
Dividends and interest receivable	589,358
Receivable for Fund shares sold	117,805
Due from broker—variation margin futures	58,161
Due from Manager	5,892
Prepaid expenses	692

Total assets	103,151,959

Liabilities
Payable for investments purchased	9,054,898
Payable for Fund shares reacquired	190,013
Accrued expenses and other liabilities	114,599
Due to broker—variation margin swaps	30,128
Payable to custodian	9,293
Dividends payable	3,617
Deferred trustees’ fees	1,909
Distribution fee payable	972
Affiliated transfer agent fee payable	291

Total liabilities	9,405,720

Net Assets	$93,746,239

Net assets were comprised of:
Shares of beneficial interest, at par	$9,526
Paid-in capital in excess of par	98,143,598

98,153,124
Distributions in excess of net investment income	(345,328)
Accumulated net realized loss on investment transactions	(2,621,569)
Net unrealized depreciation on investments	(1,439,988)

Net assets, January 31, 2016	$93,746,239

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share, ($1,922,549 ÷ 195,402 shares of beneficial interest issued and outstanding)	$9.84
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.30

Class C
Net asset value, offering price and redemption price per share, ($967,153 ÷ 98,243 shares of beneficial interest issued and outstanding)	$9.84

Class Q
Net asset value, offering price and redemption price per share, ($10,097 ÷ 1,026 shares of beneficial interest issued and outstanding)	$9.84

Class R
Net asset value, offering price and redemption price per share, ($10,049 ÷ 1,021.6 shares of beneficial interest issued and outstanding)	$9.84

Class Z
Net asset value, offering price and redemption price per share, ($90,836,391 ÷ 9,229,870 shares of beneficial interest issued and outstanding)	$9.84

See Notes to Financial Statements.

Prudential Core Bond Fund	31

Statement of Operations

Six Months Ended January 31, 2016 (Unaudited)

Net Investment Income
Income
Interest income	$1,289,360
Affiliated dividend income	9,583

Total income	1,298,943

Expenses
Management fee	173,872
Distribution fee—Class A	1,276
Distribution fee—Class C	1,407
Distribution fee—Class R	37
Custodian and accounting fees	58,000
Registration fees	51,000
Transfer agent’s fees and expenses (including affiliated expense of $800)	31,000
Audit fee	31,000
Shareholders’ reports	16,000
Legal fees and expenses	9,000
Trustees’ fees	7,000
Insurance expenses	1,000
Miscellaneous	7,124

Total expenses	387,716
Less: Management fee waiver and/or expense reimbursement	(161,445)
Distribution fee waiver—Class R	(13)

Net expenses	226,258

Net investment income	1,072,685

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(193,778)
Futures transactions	266,298
Swap agreements transactions	(140,599)
Foreign currency transactions	1,117

(66,962)

Net change in unrealized appreciation (depreciation) on:
Investments	(55,955)
Futures	172,592
Swap agreements	(236,902)

(120,265)

Net loss on investment and foreign currency transactions	(187,227)

Net Increase In Net Assets Resulting From Operations	$885,458

See Notes to Financial Statements.

32

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2016	Year Ended July 31, 2015
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,072,685	$2,156,242
Net realized gain (loss) on investment and foreign currency transactions	(66,962)	1,238,455
Net change in unrealized depreciation on investments	(120,265)	(3,340,630)

Net increase in net assets resulting from operations	885,458	54,067

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(10,515)	(905)
Class C	(2,041)	(116)
Class Q	(121)	(117)
Class R	(99)	(95)
Class Z	(1,178,196)	(2,834,106)

	(1,190,972)	(2,835,339)

Tax return of capital distributions
Class A	(1,080)	—
Class C	(210)	—
Class Q	(12)	—
Class R	(10)	—
Class Z	(120,964)	—

	(122,276)	—

Fund share transactions (Note 6)
Net proceeds from shares sold	6,960,992	16,538,275
Net asset value of shares issued in reinvestment of dividends and distributions	1,291,832	2,790,095
Cost of shares reacquired	(18,089,590)	(36,594,232)

Net decrease in net assets from Fund share transactions	(9,836,766)	(17,265,862)

Total decrease	(10,264,556)	(20,047,134)

Net Assets:
Beginning of period	104,010,795	124,057,929

End of period	$93,746,239	$104,010,795

See Notes to Financial Statements.

Prudential Core Bond Fund	33

Notes to Financial Statements

(Unaudited)

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund (formerly known as the Target Mortgage-Backed Securities Portfolio), Prudential Core Bond Fund, Target International Equity Portfolio and Prudential Small-Cap Value Fund (formerly known as Target Small Capitalization Value Portfolio). These financial statements relate to Prudential Core Bond Fund (the “Fund”). Prior to February 17, 2015, the Fund was known as the Target Intermediate-Term Bond Portfolio. The Fund adopted its current name effective February 17, 2015. The financial statements of the other series are not presented herein.

The Fund’s investment objective is total return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

34

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Core Bond Fund	35

Notes to Financial Statements

(Unaudited) continued

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of

36

legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of their principal if the underlying mortgages experience credit defaults.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on futures transactions.

The Fund may invest in financial futures contracts in order to hedge their existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Prudential Core Bond Fund	37

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains or losses on foreign currency transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among

38

other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options: The Fund may purchase and write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions. The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may

Prudential Core Bond Fund	39

Notes to Financial Statements

(Unaudited) continued

be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the option contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Short Sales: The Fund may engage in short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Fund maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

40

Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may use interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing their investment objectives. The Fund may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

Prudential Core Bond Fund	41

Notes to Financial Statements

(Unaudited) continued

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting agreements, the

42

right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC

Prudential Core Bond Fund	43

Notes to Financial Statements

(Unaudited) continued

derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain (loss) on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual. The Trust’s expenses are allocated to the respective series on the basis of relative net assets except for expenses that are charged directly at the Fund or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

44

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has entered into management agreement with PI on behalf of the Fund. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc.. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. On January 4, 2016, Prudential Investment Management, Inc. (PIM) was renamed PGIM, Inc.

Through September 30, 2015, the management fee paid to PI was accrued daily and payable monthly at an annual rate of .35% of the Fund’s average daily net assets. Effective October 1, 2015, the management fee paid to PI is accrued daily and payable monthly at an annual rate of .35% of the Fund’s average daily net assets up to $10 billion and .34% of such assets in excess of $10 billion.

PI has contractually agreed through November 30, 2016 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain

Prudential Core Bond Fund	45

Notes to Financial Statements

(Unaudited) continued

other expenses) of each class of shares of the Fund to .45% of the Fund’s average daily net assets. The effective management fee rate before any waivers and/or expense reimbursements was .35% for the six months ended January 31, 2016. The effective management fee rate, net of waivers and/or expense reimbursement, was .025%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Class A, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Fund’s Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1% and .75% of the average daily net assets of the Class A, C and R shares. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through November 30, 2016.

PIMS has advised the Fund that it has received $43,672 in front-end sales charges resulting from sales of Class A shares, during the six months ended January 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2016, it received $4 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PGIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

46

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended January 31, 2016, aggregated $85,941,200 and $95,200,740 respectively.

Note 5. Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized loss on investment transactions. For the tax year ended October 31, 2015, the adjustments were to decrease distributions in excess of net investment income and increase accumulated net realized loss on investment transactions by $35,942 due to reclassification of paydown gains/losses and distributions, securities in default, differences in the tax treatment of premium amortization, foreign currency transactions and other book to tax differences. Net investment income, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

The tax character of distributions paid during the tax year ended October 31, 2015 were $2,716,475 of ordinary income and $122,276 of tax return of capital. The tax

Prudential Core Bond Fund	47

Notes to Financial Statements

(Unaudited) continued

character of distributions paid during the tax year ended October 31, 2014 were $3,296,276 of ordinary income and $792,783 of long-term capital gains.

As of the latest tax year ended October 31, 2015, the Fund had no accumulated undistributed earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2016 were as follows:

Tax Basis	$100,211,220

Unrealized Appreciation	540,201
Unrealized Depreciation	(2,086,873)

Net Unrealized Depreciation	$(1,546,672)

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and other book to tax differences.

For federal income purposes, the Fund had a capital loss carryforward as of the tax year ended October 31, 2015 of approximately $1,956,000 which can be carried forward for an unlimited period. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is

48

waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2016, Prudential owned 1,016 Class C shares, 1,026 Class Q shares and 1,022 Class R shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2016:
Shares sold	285,163	$2,803,727
Shares issued in reinvestment of dividends and distributions	1,143	11,234
Shares reacquired†	(111,415)	(1,090,114)

Net increase (decrease) in shares outstanding	174,891	$1,724,847

Period ended July 31, 2015*:
Shares sold	21,246	$210,638
Shares issued in reinvestment of dividends and distributions	80	790
Shares reacquired	(815)	(8,006)

Net increase (decrease) in shares outstanding	20,511	$203,422

Class C
Six months ended January 31, 2016:
Shares sold	94,507	$928,666
Shares issued in reinvestment of dividends and distributions	196	1,933
Shares reacquired	(2,844)	(27,848)

Net increase (decrease) in shares outstanding	91,859	$902,751

Period ended July 31, 2015*:
Shares sold	7,486	$74,139
Shares issued in reinvestment of dividends and distributions	12	116
Shares reacquired	(1,114)	(11,233)

Net increase (decrease) in shares outstanding	6,384	$63,022

Prudential Core Bond Fund	49

Notes to Financial Statements

(Unaudited) continued

Class Q	Shares	Amount
Six months ended January 31, 2016:
Shares issued in reinvestment of dividends and distributions	13	133

Net increase (decrease) in shares outstanding	13	$133

Period ended July 31, 2015*:
Shares sold	1,001	$10,000
Shares issued in reinvestment of dividends and distributions	12	117

Net increase (decrease) in shares outstanding	1,013	$10,117

Class R
Shares issued in reinvestment of dividends and distributions	12	109

Net increase (decrease) in shares outstanding	12	$109

Period ended July 31, 2015*:
Shares sold	1,001	$10,000
Shares issued in reinvestment of dividends and distributions	9	95

Net increase (decrease) in shares outstanding	1,010	$10,095

Class Z
Six months ended January 31, 2016:
Shares sold	328,051	$3,228,599
Shares issued in reinvestment of dividends and distributions	130,008	1,278,423
Shares reacquired	(1,726,191)	(16,971,628)

Net increase (decrease) in shares outstanding	(1,268,132)	$(12,464,606)

Year ended July 31, 2015:
Shares sold	1,613,821	$16,233,498
Shares issued in reinvestment of dividends and distributions	277,996	2,788,977
Shares reacquired	(3,642,053)	(36,574,993)

Net increase (decrease) in shares outstanding	(1,750,236)	$(17,552,518)

*	Commenced operations February 17, 2015.
†	Includes affiliated redemption of 1,018 shares with a value of $9,952 for Class A shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized

50

commitment fee of 0.11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Trust for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Core Bond Fund	51

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31, 2016		February 17, 2015(g) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.88		$9.99
Income (loss) from investment operations:
Net investment income	.09		.09
Net realized and unrealized loss on investments	(.01)		(.09)
Total from investment operations	.08		-
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.11)
Tax return of capital distributions	(.01)		-
Total dividends and distributions	(.12)		(.11)
Net asset value, end of period	$9.84		$9.88
Total Return(a):	.77%		(.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,923		$203
Average net assets (000)	$1,014		$78
Ratios to average net assets(c)(d):
Expense after waivers and/or expense reimbursement	.70%	(e)	.70%	(e)
Expense before waivers and/or expense reimbursement	1.01%	(e)	1.16%	(e)
Net investment income	1.77%	(e)	1.97%	(e)
Portfolio turnover rate(h)	100%	(f)	535%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.

(e) Annualized.

(f) Not annualized.

(g) Commencement of operations.

(h) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

52

Class C Shares
	Six Months Ended January 31, 2016		February 17, 2015(f) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.89		$9.99
Income (loss) from investment operations:
Net investment income	.05		.05
Net realized and unrealized loss on investments	(.02)		(.08)
Total from investment operations	.03		(.03)
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.07)
Tax return of capital distributions	(.01)		-
Total dividends and distributions	(.08)		(.07)
Net asset value, end of period	$9.84		$9.89
Total Return(a):	.30%		(.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$967		$63
Average net assets (000)	$280		$16
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.45%	(d)	1.45%	(d)
Expense before waivers and/or expense reimbursement	1.79%	(d)	1.82%	(d)
Net investment income	1.04%	(d)	1.03%	(d)
Portfolio turnover rate(g)	100%	(e)	535%	(e)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Commencement of operations.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Core Bond Fund	53

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended January 31, 2016		February 17, 2015(f) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.88		$9.99
Income (loss) from investment operations:
Net investment income	.11		.09
Net realized and unrealized loss on investments	(.02)		(.08)
Total from investment operations	.09		.01
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.12)
Tax return of capital distributions	(.01)		-
Total dividends and distributions	(.13)		(.12)
Net asset value, end of period	$9.84		$9.88
Total Return(a):	.93%		.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$10
Average net assets (000)	$10		$10
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.45%	(d)	.45%	(d)
Expense before waivers and/or expense reimbursement	.70%	(d)	.75%	(d)
Net investment income	2.17%	(d)	2.05%	(d)
Portfolio turnover rate(g)	100%	(e)	535%	(e)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Commencement of operations.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

54

Class R Shares
	Six Months Ended January 31, 2016		February 17, 2015(f) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.88		$9.99
Income (loss) from investment operations:
Net investment income	.08		.07
Net realized and unrealized loss on investments	(.01)		(.09)
Total from investment operations	.07		(.02)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.09)
Tax return of capital distributions	(.01)		-
Total dividends and distributions	(.11)		(.09)
Net assets, end of period (000)	$9.84		$9.88
Total Return(b):	.69%		(.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$10
Average net assets (000)	$10		$10
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.95%	(d)	.95%	(d)
Expense before waivers and/or expense reimbursement	1.56%	(d)	1.64%	(d)
Net investment income	1.67%	(d)	1.56%	(d)
Portfolio turnover rate(g)	100%	(e)	535%	(e)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Commencement of operations.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Core Bond Fund	55

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,
	2016(h)		2015(h)(j)	2014(g)		2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.88		$10.13	$10.30		$10.85	$10.50	$10.96	$10.85
Income (loss) from investment operations:
Net investment income	.11		.19	.17		.25	.27	.27	.27
Net realized and unrealized gain (loss) on investments	(.02)		(.19)	(.07)		(.40)	.56	- (b)	.66
Total from investment operations	.09		-	.10		(.15)	.83	.27	.93
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.25)	(.21)		(.22)	(.42)	(.36)	(.28)
Tax return of capital distributions	(.01)		-	-		-	-	-	-
Distributions from net realized gains	-		-	(.06)		(.18)	(.06)	(.37)	(.54)
Total dividends and distributions	(.13)		(.25)	(.27)		(.40)	(.48)	(.73)	(.82)
Capital Contributions(k):	-		-	-		-	-	-	-	(b)
Net asset value, end of period	$9.84		$9.88	$10.13		$10.30	$10.85	$10.50	$10.96
Total Return(a):	.93%		(.02)%	1.01%		(1.41)%	8.13%	2.70%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$90,836		$103,725	$124,058		$131,981	$169,193	$182,371	$248,817
Average net assets (000)	$97,502		$114,825	$127,349		$149,452	$177,149	$210,348	$247,716
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.45%	(e)	.61%	.77%	(e)	.71%	.66%	.66%	.66%	(d)
Expenses before waivers and/or expense reimbursement	.78%	(e)	.78%	.77%	(e)	.71%	.66%	.66%	.66%	(d)
Net investment income	2.17%	(e)	1.88%	2.22%	(e)	2.33%	2.50%	2.61%	2.53%
Portfolio turnover rate(i)	100%	(f)	535%	234%	(f)	193%	175%	392%	938%

See Notes to Financial Statements.

56

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Less than $0.005 per share.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The annualized expense ratio without interest expense would have been .64% for the year ended October 31, 2010.

(e) Annualized.

(f) Not annualized.

(g) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

(h) Calculated based on average shares outstanding during the period.

(i) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j) Class T shares were renamed Class Z shares effective February 17, 2015.

(k) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of the settlement.

See Notes to Financial Statements.

Prudential Core Bond Fund	57

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Core Bond Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CORE BOND FUND

SHARE CLASS	A	C	Q	R	Z
NASDAQ	TPCAX	TPCCX	TPCQX	TPCRX	TAIBX
CUSIP	875921769	875921751	875921744	875921736	875921801

MF226E2    0289498-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 23, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 23, 2016